UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2015

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Emerging Markets Small Companies Fund - Class A (EPASX)
•	EP Emerging Markets Small Companies Fund - Class I (EPEIX)
(Formerly EP Asia Small Companies Fund)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)

ANNUAL REPORT
October 31, 2015

Euro Pacific Funds
•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Emerging Markets Small Companies Fund - Class A (EPASX)
•	EP Emerging Markets Small Companies Fund - Class I (EPEIX)
(Formerly EP Asia Small Companies Fund)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)

Each a series of Investment Managers Series Trust

Table of Contents
Letter to Shareholders	1
Fund Performance	12
Schedules of Investments	21
Statements of Assets and Liabilities	48
Statements of Operations	51
Statements of Changes in Net Assets	54
Financial Highlights	61
Notes to Financial Statements	73
Report of Independent Registered Public Accounting Firm	93
Supplemental Information	94
Expense Examples	106

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Gold Fund, EP Emerging Markets Small Companies Fund, EP Latin America Fund and the EP China Fund (collectively referred to as the “Funds”) with respect to the period November 1, 2014 through October 31, 2015.

Fiscal Year 2015 Market Summary
In 2015, the prevalent theme was the same seen in 2014, which was a continued divergence in monetary policy expectations between the United States and the rest of the world. While the Federal Reserve positioned investors for the eventuality of the first interest rate hike since 2006, the rest of the world positioned investors for more monetary easing. A relatively tighter monetary policy stance in the United States will tend to push up real interest rate expectations in the country, and have the effect of increasing the value of the dollar against other currencies. The result over the reporting period was consistent with that thesis, as we saw an 11.91% increase in the trade weighted broad dollar. From May of 2013 (right before the Fed signaled a coming end to their quantitative easing program, and arguably when financial conditions started tightening in the US) to October 31, 2015, the trade weighted broad dollar index has risen 20.2%.

While we would like to focus on international economies rather than the US in our summary given our fund group’s focus, the truth of the matter is that the increase in the dollar has had a profound impact on many asset classes as well as economic conditions around the world and in our opinion is the main factor driving their returns in the reporting period. The most obvious impact of a stronger dollar is to commodities, which will be adversely impacted by upward moves in the dollar. As such, from May 1, 2013 to October 31, 2015 almost every commodity is down by a large amount.

Commodity Returns, May 1, 2013 to October 31, 2015
Gold, Spot	-21.6%
Silver, Spot	-34.2%
Iron Ore, 1st Month Contract	-59.3%
Copper, 1st Month Contract	-24.8%
Brent, 1st Month Contract	-50.4%
Source: Bloomberg, 2015

The strength in the dollar has also had a large impact on emerging markets as well as developed markets with commodity exposure.

Market and Currency Returns, May 1, 2013 to October 31, 2015
MSCI Emerging Markets Index, Net	-12.9%	JPM Emerging Market Currency Index	-28.8%
MSCI Australia, Net	-22.3%	AUDUSD	-32.0%
MSCI Norway	-23.6%	NOKUSD	-33.0%
MSCI Canada	-9.4%	CADUSD	-23.7%
MSCI New Zealand	-9.6%	NZDUSD	-21.0%
Source: Bloomberg, 2015

So, in summary the Federal Reserve has communicated that the US economy is recovering and can sustain additional interest rate increases which has increased the dollar and had a negative impact on commodities, currencies and foreign markets. However, there are several economists less optimistic about a Federal Reserve rate hike, and worry if it’s the right time to be tightening financial conditions. At Euro Pacific, we believe that the quantitative easing programs pursued by the Fed did very little to achieve their policy objectives and that the economy is still much weaker than many appreciate. Now that the Federal Reserve has signaled tighter monetary policy moving forward, they are in our opinion, putting even more pressure on the fragile economy and are likely to send it into recession if they continue with their tightening stance.

Outlook for 2016
It’s important to remember that quantitative easing is a method of lowering interest rates even farther, once a central bank has set actual rates to zero. So, quantitative easing is a way of taking the theoretical interest rate into negative territory. The Atlanta Federal Reserve publishes a “Wu-Xia Shadow Federal Funds Rate” (Figure 1) which uses forward contracts to derive current interest rates inclusive of quantitative easing. The reason this rate is important to watch is that is shows the Federal Reserve has already, in effect, been raising interest rates since 2014. In fact, with the Federal Reserve’s first interest rate hike of 0.25% on Dec 16, 2015, interest rates in the US as measured by the shadow rate would have already risen 3.5% over a period of almost 2 years. This has been the size and time period consistent with two previous rate hikes (1999-2000 and 2004-2006) that resulted in over 40% declines in the S&P 500 (Source: Bloomberg, 2015).

Figure 1: Wu-Xia Shadow Federal Funds Rate

Source: Board of Governors of the Federal Reserve System and Wu and Zia, 2015

If rates have been rising since 2014, some would ask if there are any signs of monetary tightening in the US since then. The answer is yes. The dollar has strengthened, the yield curve has flattened (Figure 2), borrowing costs are increasing as credit spreads widen (Figure 3), and forward inflation expectations are falling (Figure 4). Additionally, there are the beginning signs of slowing in the US economy as we’ve seen the rate of change of non-farm payroll gains slow, corporate profit growth slow, slowing new home sales, equipment demand and a softening in manufacturing.

Figure 2: Market Matrix 2-yr /10-yr Yield Spread (Blue) vs. US Dollar Index (Red)

Tapering
Flattening Yield Curve
(Slowing Growth & Inflaiton)
105
100
95
90
85
80
75
70
350
300
250
200
150
100
50
0
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15

Source: Bloomberg, 2015

Figure 3: BarCap High Yield Credit Spread (Blue) vs. US Dollar Index (Red)

Tapering
Rising Credit Spreads
(Tightening Financial Conditions)
105
100
95
90
85
80
75
70
9
8
7
6
5
4
3
2
1
0
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15

Source: Bloomberg, 2015

Figure 4: US 5-Yr Breakeven Rate (Blue) vs. US Dollar Index (Red)

Tapering
2% Fed Inflation Target
Falling Breakeven
(Slowing Inflaiton Expectations)
105
100
95
90
85
80
75
70
3.0
2.5
2.0
1.5
1.0
0.5
0.0
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15

Source: Bloomberg, 2015

The point of all of this is to make the argument that the Fed has been tightening financial conditions for almost two years, with no real improvements seen in the US economy. In our opinion, if anything, tightening monetary conditions have slowed the economy down. The current level of nominal GDP growth (3.1% for 3Q15) is the lowest it’s been during a rate hike cycle in over 50 years. Said another way, and as shown in Figure 5 below, the current level of nominal GDP growth has been associated with recessions and the start of easing cycles. Looking at the Shadow Rate (Figure 6) and the current level of GDP growth (Figure 5), it would appear that we are actually closer to the end of a rate hike cycle. This is in sharp contrast to the Fed’s expected path for future interest rates. The current guidance from the Federal Reserve is to raise rates to 3.25% by 2018. Inclusive of the shadow rate, this hiking cycle would be the longest and farthest period of rate hikes going back to 1984 (see Figure 6). We would argue that the economy will slip into a recession far before that. With pockets of weakness in the US economy, the Fed is in danger of having to reverse course on their tightening policy and issue even more monetary stimulus.

Figure 5: Nominal GDP y/y (blue) vs. Fed Funds (grey line). Recessions (red shaded)

13
12
11
10
9
8
7
6
5
4
3
2
1
0
-1
-2
-3
Dec-83
Dec-87
Dec-91
Dec-95
Dec-99
Dec-03
Dec-07
Dec-11
Dec-15
3Q15 Nominal GDP
3.1% y/y
Nominal GDP y/y
Fed Funds Rate

Source: Bloomberg, 2015

Figure 6: Fed Funds Cycles (1984-2015) with Shadow Rate and Fed Dot Plot Projections

12
11
10
9
8
7
6
5
4
3
2
1
0
-1
-2
-3
-4
1986-89
26 months
+390 bps
1989-92
40 months
-675 bps
1994-00
76 months
+350 bps
2001-03
29 months
-550 bps
2004-06
24 months
+425 bps
2007-14
80 months
-825 bps
2014-18
60 months
+625 bps
3.25% YE18
Zero Lower-Bound
Fed Funds Rate (solid line)
Wu-Xia Shadow Rate (dashed line)
Recessions (blue bars)
Jan-84
Jul-86
Jan-89
Jul-91
Jan-94
Jul-96
Jan-99
Jul-01
Jan-04
Jul-06
Jan-09
Jul-11
Jan-14
Jul-16
Jan-19

Source: Bloomberg, 2015

Summary
Given our outlook on the latest rate hike cycle and our expectations for a continued slowdown in the US economy, we would expect a change in rhetoric from the Federal Reserve in the direction of easier monetary policy sometime in 2016 and beyond. While the past two to three years have been categorized by a shift in tighter monetary policy and an increasing dollar, we feel the next three years will be categorized as a general weakening of the dollar and a recovery in foreign currencies. This should, in our opinion, have a positive flow through effect for commodities, currencies and foreign markets – although we would caution that the transition will likely not be free of elevated volatility.

Because of the fact that all of our products are designed to provide US investors additional diversification outside of the dollar, and that they are designed to perform well in a weakening dollar environment it shouldn’t come as a surprise that they have encountered several headwinds over the past few years. However, we do believe the tide will soon turn and we hope to be able to continue to provide our shareholders the advantage of the distinct diversification that we don’t believe is available even in other peer group international funds.

Overview of the Results of the Funds

EuroPac International Dividend Income Fund
The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2015, the EuroPac International Dividend Income Fund A-share returned -17.24% without the maximum sales load and -20.99% with the maximum sales load while the I share returned -17.03%, which compares unfavorably to the S&P International Dividend Opportunities Index at -16.79%. During the period, both the Fund and benchmark were negatively impacted by a rise in the US Dollar. Over the same period the Euro, Norwegian Krone, Australian Dollar and Canadian Dollar were down 11.83%, 19.81%, 17.77% and 13.15%, respectively. We believe that the performance of the Fund will improve as foreign currencies recover over time against the dollar’s recent strength, while investors continue to be paid their dividend yield.

EuroPac International Bond Fund
The EuroPac International Bond Fund attempts to preserve capital and provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the Fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2015, the International Bond Fund A-share returned -14.96% without the maximum sales load and -18.81% with the maximum sales load, while the I-share returned -14.64%, which compared unfavorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at –5.56%. The Fund finished unfavorably versus its benchmark due to its underweight focus on Europe. During the period, the Euro was down versus the US dollar but generally performed better than other foreign currencies. This is probably due to a large decline in the Euro in 2014 as a result of the European Central Banks announced QE program. Additionally, yields declined in Europe during the reporting period. This resulted in an underperformance versus the benchmark in the most recent period. We continue to underweight Europe and Japan, as we see more attractive yields and safer credits elsewhere.

EuroPac International Value Fund
The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. Because of the Advisor’s approach of buying in countries it views as having the best fundamentals, the Fund will typically be underweight the United Kingdom and Western Europe. The Fund will also tend to be overweight commodities versus financials, given an outlook for a weaker US Dollar. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2015, the International Value Fund A-share returned -25.18% without the maximum sales load and -28.54%with the maximum sales load while the I-share returned -25.02%, which compares unfavorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of -8.54%. During the period, the negative performance of the Fund was driven by its overweight allocation to precious metals and other commodities, and underweight allocation to Japanese and European stocks. We believe that the performance of the Fund will improve as foreign currencies and commodities recover over time against the dollar’s recent strength.

EP China Fund
The EP China Fund uses a value oriented strategy with a long term focus on financially sound, stable but growing, dividend paying Chinese companies. The Fund believes that China will continue to grow faster over the long term than many developed countries due to the emerging middle class, strong consumer balance sheets, a fiscally conservative government and ongoing market deregulation. Seeking to benefit from these trends, the Fund is focused exclusively on finding those companies best positioned to benefit from the underlying fundamental strength in China. In the Advisor’s quest to generate attractive returns and limit downside risk for shareholders, the Advisor balances the strong growth outlook for many Chinese companies with valuation and the company’s ability and willingness to pay dividends.

In fiscal year 2015, the EP China Fund returned -7.74% without the maximum sales load and -11.88% with the maximum sales load, which compares unfavorably versus the Morgan Stanley Capital International China Index’s -0.70%. The Fund underperformed the benchmark due to its underweight in the financial services sector which outperformed during the review period. Additionally, the Fund’s overweight positions in consumer discretionary and healthcare were laggards, negatively impacting performance. Despite the slowing economic growth in China, we see a two speed economy characterized by slower growth in the manufacturing based economy while many companies in technology, consumer and healthcare are continuing to grow.

EP Emerging Markets Small Companies Fund
The EP Emerging Markets Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2015, the EP Emerging Markets Small Companies Fund returned -15.50% without the maximum sales load and -19.33% with the maximum sales load while the I-share returned -15.36%, which compares unfavorably versus the Morgan Stanley Capital International Emerging Markets Small Cap Index’s -8.61%. The Fund underperformed largely due to our underweight positioning in China/Hong Kong, which was one of the best performing markets in Asia during the review period. Our positioning in South East Asia, primarily Indonesia, Thailand and the Philippines, negatively impacted performance largely as a result of slowing economic growth and weak local currencies relative to the USD.

 EP Latin America Fund
The EP Latin America Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies of any market capitalization. The Fund considers Latin America to include Mexico, Central America and South America. In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2015, the EP Latin America Fund A-share returned -25.33% without the maximum sales load and -28.70% with the maximum sales load while the I-share returned -25.25%, which compared favorably versus the Morgan Stanley Capital International Emerging Market Latin America Index’s -36.46%. The Fund substantially outperformed its benchmark during the period due to its overweight allocation to the Mexican market and underweight allocation to the Brazilian market.

EuroPac Gold Fund
The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In fiscal year 2015, the EuroPac Gold Fund returned -15.72% without the maximum sales load and -19.50% with the maximum sales load, which compared favorably versus the Philadelphia Gold and Silver Index at -19.79%. The Fund outperformed its benchmark during the period largely because our top holdings, including two large royalty companies, outperformed the index over the past year; we also avoided for most part the worst performers among the larger mining companies. In addition, we owned four companies which were acquired at premiums during the period; though in some cases, the Fund lost money on the transaction, the premiums paid mitigated the losses. This is in a period when gold and gold stocks were extremely weak on fears of monetary tightening and a higher dollar, which tends to hurt gold. We believe gold has largely discounted these factors now.

We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA
Portfolio Manager
Euro Pacific Asset Management, LLC

The views in this letter were as of 10/31/15 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns. Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile.

Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and potential to fall out of favor that may cause their prices to fluctuate over time, sometimes rapidly and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage.

The use of derivatives involves risks different from, and possibly greater then, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

EuroPac International Value Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI AC World Ex USA Value Index. Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	3 Years	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-25.18%	-10.71%	-6.06%	-4.69%	04/07/10
Class I²	-25.02%	-10.52%	-5.84%	-4.47%	07/16/13
After deducting maximum sales charge
Class A¹	-28.54%	-12.06%	-6.92%	-5.48%	04/07/10
MSCI AC World Ex USA Value Index	-8.54%	3.18%	1.58%	1.84%	04/07/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.90% and 1.75%, respectively, and for Class I shares were 1.64% and 1.50%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Bond Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD. Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	3 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-14.96%	-6.41%	-2.45%	11/15/10
Class I²	-14.64%	-6.17%	-2.21%	07/16/13
After deducting maximum sales charge
Class A¹	-18.81%	-7.83%	-3.35%	11/15/10
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	-5.56%	-4.33%	-1.04%	11/15/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.39% and 1.15%, respectively, and for Class I shares were 1.14% and 0.90%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily nets assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac Gold Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index. Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	2 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-15.72%	-19.70%	-19.12%	07/19/13
After deducting maximum sales charge
Class A¹	-19.50%	-21.53%	-20.73%	07/19/13
Philadelphia Gold & Silver Index	-19.79%	-25.55%	-22.52%	07/19/13

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.03% and 1.55%, respectively, which were the amounts stated in the current prospectus. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% of average daily net assets of the Fund. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Dividend Income Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P International Dividend Opportunities Index. Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements.  This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	3 Years	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-17.24%	-2.86%	0.65%	4.00%	02/28/10
Class I²	-17.03%	-2.73%	0.73%	4.07%	02/28/10
After deducting maximum sales charge
Class A¹	-20.99%	-4.34%	-0.27%	3.15%	02/28/10
S&P International Dividend Opportunities Index	-16.79%	-1.38%	-2.71%	-0.24%	02/28/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.06% and 1.50%, respectively, and for Class I shares were 1.81% and 1.25%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

EuroPac International Dividend Income Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EP China Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) China Index. Results include the reinvestment of all dividends and capital gains.

The MSCI China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	3 Years	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-7.74%	6.20%	-1.07%	4.58%	07/31/09
After deducting maximum sales charge
Class A¹	-11.88%	4.59%	-1.98%	4.08%	07/31/09
MSCI China Index	-0.70%	4.91%	0.98%	3.07%	07/31/09

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.14% and 1.75%, respectively, which were the amounts stated in the current prospectus. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EP Emerging Markets Small Companies Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index and the MSCI All Country Asia Ex-Japan Small Cap Index. Results include the reinvestment of all dividends and capital gains.

On August 31, 2015, the Fund’s investment strategy changed. Effective August 31, 2015, the Fund’s performance benchmark is changed from the MSCI All Country Asia Ex-Japan Small Cap Index to the MSCI Emerging Markets Small Cap Index. The Fund’s sub-advisor believes this index is a better performance benchmark for comparison to the Fund’s performance in view of its new investment strategy.

The MSCI Emerging Markets Small Cap Index is a free float adjusted market capitalization index that is designed to measure equity market performance of small companies from emerging markets. It offers an exhaustive representation of this size segment by targeting companies that are in the Investable Market Index but not in the Standard Index in the MSCI Emerging Markets Index.

The MSCI All Country Asia Ex-Japan Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.

These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	3 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-15.50%	1.61%	2.42%	12/01/10
Class I²	-15.36%	1.85%	2.67%	07/16/13
After deducting maximum sales charge
Class A¹	-19.33%	0.07%	1.47%	12/01/10
MSCI Emerging Markets Small Cap Index	-8.61%	1.31%	-2.00%	12/01/10
MSCI All Country Asia Ex-Japan Small Cap Index	-5.38%	4.41%	-0.20%	12/01/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

EP Emerging Markets Small Companies Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.48% and 1.75%, respectively, and for Class I shares were 2.23% and 1.50%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EP Latin America Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A Shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) EM Latin America Index. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Latin America Index is free float-adjusted market Index that is designed to measure the equity market performance emerging markets in Latin America. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2015	1 Year	3 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-25.33%	-4.18%	-2.84%	11/01/11
Class I²	-25.25%	-3.96%	-2.61%	07/16/13
After deducting maximum sales charge
Class A¹	-28.70%	-5.65%	-3.95%	11/01/11
MSCI EM Latin America Index	-36.46%	-18.05%	-14.47%	11/01/11

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.83% and 1.75%, respectively, and for Class I shares were 2.58% and 1.50%, respectively, which were the amounts stated in the current prospectus. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 88.9%
	AUSTRALIA – 7.7%
25,590	BHP Billiton Ltd.	$420,083
214,000	Newcrest Mining Ltd.*	1,878,585
252,000	WorleyParsons Ltd.	1,171,675
		3,470,343
	BRAZIL – 9.2%
200,000	Ambev S.A. - ADR	974,000
459,856	Cia Energetica de Minas Gerais - ADR	896,719
224,300	Grendene S.A.	1,049,789
119,200	Telefonica Brasil S.A. - ADR	1,234,912
		4,155,420
	CANADA – 13.4%
85,995	ARC Resources Ltd.	1,267,959
179,200	Barrick Gold Corp.	1,378,048
94,500	Goldcorp, Inc.	1,211,490
454,800	Kinross Gold Corp.*	914,148
579,751	Yamana Gold, Inc.	1,269,655
		6,041,300
	CHILE – 1.8%
1,544,742	Aguas Andinas S.A. - A Shares	812,366

	FRANCE – 3.3%
25,900	Casino Guichard Perrachon S.A.	1,490,660

	HONG KONG – 3.1%
114,500	China Mobile Ltd.	1,370,939

	JAPAN – 6.1%
107,000	Isuzu Motors Ltd.	1,260,466
92,000	JGC Corp.	1,466,877
		2,727,343
	MALAYSIA – 2.9%
665,747	Malayan Banking Bhd	1,280,044

	NETHERLANDS – 3.8%
65,332	Royal Dutch Shell PLC - A Shares	1,711,966

	NEW ZEALAND – 4.6%
906,410	Spark New Zealand Ltd.	2,062,254

	NORWAY – 5.4%
58,453	Atea ASA*	543,474
116,360	Statoil ASA	1,865,200
		2,408,674
	PANAMA – 3.3%
29,550	Copa Holdings S.A. - A Shares	1,492,866

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 2.1%
331,000	Singapore Telecommunications Ltd.	$940,381

	SOUTH KOREA – 4.1%
1,530	Samsung Electronics Co., Ltd.	1,841,288

	SWEDEN – 2.5%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,120,100

	SWITZERLAND – 3.7%
22,000	Nestle S.A.	1,682,549

	THAILAND – 2.7%
2,525,000	Thai Beverage PCL	1,216,628

	TURKEY – 3.0%
137,400	Turkcell Iletisim Hizmetleri AS - ADR	1,361,634

	UNITED KINGDOM – 6.2%
124,100	Rolls-Royce Holdings PLC*	1,315,227
521,300	Tesco PLC*	1,473,012
		2,788,239
	TOTAL COMMON STOCKS (Cost $59,286,015)	39,974,994

Principal Amount
	SHORT-TERM INVESTMENTS – 10.8%
$4,854,994	UMB Money Market Fiduciary, 0.010%[1]	4,854,994

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,854,994)	4,854,994

	TOTAL INVESTMENTS – 99.7% (Cost $64,141,009)	44,829,988
	Other Assets in Excess of Liabilities – 0.3%	138,321

	TOTAL NET ASSETS – 100.0%	$44,968,309

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	19.2%
Basic Materials	15.7%
Consumer, Non-cyclical	15.2%
Energy	10.8%
Industrial	8.8%
Consumer, Cyclical	8.5%
Technology	4.1%
Utilities	3.8%
Financial	2.8%
Total Common Stocks	88.9%
Short-Term Investments	10.8%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares[6]		Value

	COMMON STOCKS – 0.1%
	UNITED STATES – 0.1%
6,557	Hycroft Mining Corp.[7,8]	$41,768

	TOTAL COMMON STOCKS (Cost $1,050,808)	41,768

Principal Amount[6]

	FIXED INCOME SECURITIES – 95.1%
	AUSTRALIA – 11.5%
1,500,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	1,124,310
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,113,492
1,500,000	5.750%, 7/22/2024	1,289,401
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	848,392
		5,375,595
	BERMUDA – 0.7%
5,000,000	Seadrill Ltd. 3.250%, 3/18/2019[1]	348,214

	BRAZIL – 1.1%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2016	256,832
1,000,000	12.500%, 1/5/2022	258,129
		514,961
	CANADA – 12.2%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[2]	684,460
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,661,211
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,200,163
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	384,360
750,000	Province of Ontario Canada 1.900%, 9/8/2017	584,640
500,000	Sanjel Corp. 7.500%, 6/19/2019[2,3]	257,500
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[2,3]	951,170
		5,723,504

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	CAYMAN ISLANDS – 2.6%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	$1,196,390

	CHILE – 6.0%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	805,575
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,116,022
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	879,242
		2,800,839
	GERMANY – 6.8%
	KFW
20,000,000	7.000%, 6/14/2016	309,536
14,500,000	5.000%, 5/22/2019	1,945,396
7,000,000	3.500%, 1/22/2021	935,401
		3,190,333
	MALAYSIA – 5.0%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,347,532

	MEXICO – 8.1%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,222,713
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,591,694
		3,814,407
	NEW ZEALAND – 6.5%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,450,318
2,100,000	New Zealand Government Bond 3.000%, 9/20/2030	1,595,221
		3,045,539
	NORWAY – 4.0%
3,000,000	BOA Offshore A.S. 7.930%, 12/18/2018[1]	111,218
500,000	Det Norske Oljeselskap A.S.A. 10.250%, 5/27/2022[2,3]	456,250
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	727,445

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
5,000,000	Marine Harvest A.S.A. 4.670%, 3/12/2018[1,2]	$604,640
		1,899,553
	PERU – 3.5%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,639,382

	POLAND – 4.7%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	800,493
2,500,000	1.790%, 1/25/2017[1]	646,866
3,000,000	1.790%, 1/25/2018[1]	774,105
		2,221,464
	RUSSIA – 1.1%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	529,728

	SINGAPORE – 6.0%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/2016[4]	711,150
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,2]	1,395,777
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,2]	711,323
		2,818,250
	SOUTH KOREA – 4.1%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	1,922,654

	SWEDEN – 6.7%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,100,591
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,161,675
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/2018[2,3]	491,596
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	374,215
		3,128,077
	SWITZERLAND – 4.5%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,108,498

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	UNITED STATES – 0.0%
500,000	Allied Nevada Gold Corp. 8.750%, 6/1/2019[2,3,7,8]	$13,842

	TOTAL FIXED INCOME SECURITIES (Cost $60,409,383)	44,638,762

	SHORT-TERM INVESTMENTS – 2.9%
1,373,425	UMB Money Market Fiduciary, 0.010%[5]	1,373,425

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,373,425)	1,373,425

	TOTAL INVESTMENTS – 98.1% (Cost $62,833,616)	46,053,955
	Other Assets in Excess of Liabilities – 1.9%	878,202

	TOTAL NET ASSETS – 100.0%	$46,932,157

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,170,358.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Local currency.
[7]	Fair value under procedures established by the Board of Trustees, represents 0.12% of Net Assets.
[8]	Illiquid Security. The total illiquid securities represent 0.12% of Net Assets.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	52.2%
Financial	15.2%
Consumer, Non-cyclical	9.3%
Communications	9.1%
Energy	3.7%
Consumer, Cyclical	3.0%
Diversified	1.5%
Utilities	0.8%
Industrial	0.3%
Basic Materials	0.0%
Total Fixed Income Securities	95.1%
Common Stocks
Basic Materials	0.1%
Total Common Stocks	0.1%
Short-Term Investments	2.9%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 91.8%
	GOLD MINING – 33.0%
100,120	Agnico Eagle Mines Ltd.	$2,832,395
14,500	AngloGold Ashanti Ltd. - ADR*	122,380
10,000	B2Gold Corp.*1	10,783
1,120,000	B2Gold Corp.*	1,198,400
25,000	Cia de Minas Buenaventura S.A. - ADR	160,250
5,000	Detour Gold Corp.*1	55,598
210,000	DRDGOLD Ltd. - ADR	323,400
354,000	Eldorado Gold Corp.	1,239,000
145,980	Goldcorp, Inc.	1,871,464
30,000	Lake Shore Gold Corp.*1	26,614
550,000	Mandalay Resources Corp.[1]	340,700
780,990	New Gold, Inc.*	1,913,425
21,000	Randgold Resources Ltd. - ADR	1,404,270
679,100	Yamana Gold, Inc.	1,487,229
		12,985,908
	ROYALTY COMPANIES – 22.0%
80,096	Franco-Nevada Corp.[1]	4,060,066
222,120	Osisko Gold Royalties Ltd.[1]	2,306,814
41,200	Royal Gold, Inc.	1,971,008
5,000	Sandstorm Gold Ltd.*	13,250
110,745	Sandstorm Gold Ltd.*1	290,498
		8,641,636
	PRECIOUS METALS DEVELOPMENTAL – 10.5%
165,000	Almaden Minerals Ltd. *1, 2	92,115
2,085,470	Almaden Minerals Ltd. - Class B*	1,167,863
430,000	Almaden Minerals Ltd. - Class B *1	240,058
246,100	Asanko Gold, Inc.*1	425,753
625,000	First Mining Finance Corp.*1, 2	198,360
35,000	Lundin Gold, Inc.*1	105,728
298,131	Pretium Resources, Inc.*	1,785,805
713,000	Sunridge Gold Corp.*1	92,697
		4,108,379
	PRECIOUS METALS EXPLORATION – 18.6%
99,000	Almadex Minerals Ltd.*1, 2	13,628
1,509,282	Almadex Minerals Ltd.*1	207,763
340,500	Balmoral Resources Ltd.*1	128,898
2,700,000	Canarc Resource Corp.*1	144,540
703,500	Cartier Resources, Inc.*1	37,661
1,446,213	Eurasian Minerals, Inc.*	762,010
2,193,000	Evrim Resources Corp.*1, 5	222,218
100,000	Gabriel Resources Ltd.*1	14,530

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
440,000	Gold Canyon Resources, Inc.*1	$116,091
140,000	Kaminak Gold Corp. - Class A*1	86,724
453,500	Maya Gold & Silver, Inc.*	53,757
716,666	Medgold Resources Corp.*1	39,736
3,440,000	Medgold Resources Corp. *1, 2	190,731
1,000,000	Medgold Resources Corp. *1, 2	55,445
895,500	Midas Gold Corp.*1	191,756
1,007,000	Midland Exploration, Inc.*1	462,068
2,400,000	Midland Exploration, Inc. *1, 2	1,101,254
609,000	Midland Exploration, Inc. *1, 2	279,443
500,000	Minaurum Gold, Inc.*1	17,207
2,766,000	Miranda Gold Corp.*1	158,649
680,200	Mirasol Resources Ltd.*1	390,142
1,000,000	Mundoro Capital, Inc.*1	55,445
106,400	Oban Mining Corp.*1	93,576
300,000	Orezone Gold Corp.*1	65,387
220,000	Pilot Gold, Inc.*1	66,458
2,517,000	Radius Gold, Inc.*1	144,368
250,000	Renaissance Gold, Inc.*1	35,370
2,266,400	Revelo Resources Corp.*1	116,994
873,500	Riverside Resources, Inc.*1	103,543
1,025,000	Rye Patch Gold Corp.*1	97,985
13,433,333	Skeena Resources Ltd.*1, 2	770,496
135,000	Solitario Exploration & Royalty Corp.*	67,513
500,000	Strategic Metals Ltd.*1	110,890
1,000,000	Thunderstruck Resources Ltd.*1, 2, 5	30,590
55,000	Torex Gold Resources, Inc.*1	52,157
2,786,365	Vista Gold Corp.*	796,064
1,010,000	West Kirkland Mining, Inc.*1	38,620
		7,319,707
	SILVER: EXPLORATION AND MINING – 2.9%
78,266	Fortuna Silver Mines, Inc.*	204,274
543,000	Golden Arrow Resources Corp.*1	107,969
1,250,000	Golden Arrow Resources Corp. *1, 2	248,547
41,500	Pan American Silver Corp.	314,155
19,000	Silver Wheaton Corp.	258,210
		1,133,155
	DIVERSIFIED EXPLORATION AND MINING – 4.8%
84,010	Altius Minerals Corp.[1]	807,591
255,000	Bitterroot Resources Ltd.*1	8,776
8,000	Freeport-McMoRan, Inc.	94,160
117,500	Ivanhoe Mines Ltd. - Class A*1	62,901
261,000	Lara Exploration Ltd.*1	46,907

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
15,000	Nevsun Resources Ltd.	$45,000
239,900	Reservoir Minerals, Inc.*1	816,423
		1,881,758
	TOTAL COMMON STOCKS (Cost $52,453,815)	36,070,543

	INVESTMENT MANAGEMENT COMPANIES – 7.5%
	PRECIOUS METALS – 4.2%
150,000	Golden Prospect Precious Metals Ltd.*1	52,305
112,000	Sprott Gold Miners - ETF	1,589,280
		1,641,585
	BULLION – 3.3%
48,000	Central Fund of Canada Ltd. - Class A1	534,720
12,000	Central GoldTrust*	490,680
7,100	Sprott Physical Silver Trust*	42,671
200	ZKB Gold - Class A - ETF*1	221,600
		1,289,671
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $3,862,878)	2,931,256

	WARRANTS – 0.0%
	PRECIOUS METALS ROYALTIES – 0.0%
500,000	Gold Royalties Corp., Expiration Date: April 25, 2016*1, 4	—
1,250,000	Gold Royalties Corp., Expiration Date: December 6, 2015*1, 4	—
540,000	Medgold Resources Corp., Expiration Date: February 17, 2016*1, 2, 4	—
		—
	SILVER: EXPLORATION AND MINING – 0.0%
1,250,000	Golden Arrow Resources Corp., Expiration Date: December 18, 2016*1, 2, 4	—

	PRECIOUS METALS DEVELOPMENTAL – 0.0%
82,500	Almaden Minerals Ltd., Expiration Date: February 12, 2016*1, 2, 4	—
570,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	9,808
		9,808
	PRECIOUS METALS EXPLORATION – 0.0%
49,500	Almadex Minerals Ltd., Expiration Date: February 12, 2016 *1, 2, 4	—
60,000	Dalradian Resources, Inc., Expiration Date: August 1, 2017*1, 2, 4	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 4	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 4	—
2,900,000	Medgold Resources Corp., Expiration Date: August 19, 2017*1, 2, 4	—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 4	—
2,400,000	Midland Exploration, Inc., Expiration Date: April 30, 2018*1, 2, 4	—
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 4	—
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 4	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 4	—
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2	5,793

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	$1,893
		7,686
	TOTAL WARRANTS (Cost $26,301)	17,494

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	Agnico Eagle Mines Ltd.
30	Exercise Price: $30, Expiration Date: January 21, 2017*	18,000
	Goldcorp, Inc.
50	Exercise Price: $30, Expiration Date: January 16, 2016*	75
80	Exercise Price: $25, Expiration Date: January 21, 2017*	3,120
100	Exercise Price: $27, Expiration Date: January 21, 2017*	3,000
	Kinross Gold Corp.
150	Exercise Price: $5, Expiration Date: January 16, 2016*	—
150	Exercise Price: $7, Expiration Date: January 16, 2016*	—
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	3,500
200	Exercise Price: $7, Expiration Date: January 21, 2017*	4,500
	Pan American Silver Corp.
100	Exercise Price: $12, Expiration Date: January 16, 2016*	—
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	—
	Yamana Gold Corp.
70	Exercise Price: $12, Expiration Date: January 16, 2016*	—
100	Exercise Price: $15, Expiration Date: January 16, 2016*	—
100	Exercise Price: $5, Expiration Date: January 21, 2017*	2,100

	TOTAL CALL OPTIONS (Cost $205,400)	34,295

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $205,400)	34,295

Principal Amount

	SHORT-TERM INVESTMENTS – 0.8%
$322,639	UMB Money Market Fiduciary, 0.010%[3]	322,639

	TOTAL SHORT-TERM INVESTMENTS (Cost $322,639)	322,639

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Value

TOTAL INVESTMENTS – 100.2% (Cost $56,871,033)	$39,376,227
Liabilities in Excess of Other Assets – (0.2)%	(81,729)

TOTAL NET ASSETS – 100.0%	$39,294,498

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 7.60% of net assets.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[5]	Affiliated company.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	33.0%
Royalty Companies	22.0%
Precious Metals Exploration	18.6%
Precious Metals Developmental	10.5%
Diversified Exploration and Mining	4.8%
Silver: Exploration and Mining	2.9%
Total Common Stocks	91.8%
Investment Management Companies
Precious Metals	4.2%
Bullion	3.3%
Total Investment Management Companies	7.5%
Short-Term Investments	0.8%
Purchased Options Contracts	0.1%
Warrants	0.0%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 82.4%
	AUSTRALIA – 6.0%
794,946	Vicinity Centers - REIT*	$1,649,642
342,500	WorleyParsons Ltd.	1,592,455
		3,242,097
	BRAZIL – 9.0%
450,451	Ambev S.A. - ADR	2,193,696
668,400	Cia Energetica de Minas Gerais - ADR	1,303,380
136,400	Telefonica Brasil S.A. - ADR	1,413,104
		4,910,180
	CANADA – 3.6%
29,000	BCE, Inc.	1,253,503
91,047	Freehold Royalties Ltd.	706,735
		1,960,238
	CHILE – 3.3%
3,392,000	Aguas Andinas S.A. - A Shares	1,783,823

	FRANCE – 9.7%
26,250	Casino Guichard Perrachon S.A.	1,510,804
99,300	Engie S.A.	1,742,172
41,780	TOTAL S.A. - ADR	2,015,050
		5,268,026
	HONG KONG – 3.6%
165,000	China Mobile Ltd.	1,975,589

	MALAYSIA – 3.2%
912,000	Malayan Banking Bhd	1,753,520

	NETHERLANDS – 3.3%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,787,837

	NEW ZEALAND – 8.0%
1,849,000	Kiwi Property Group Ltd.	1,702,763
1,162,000	Spark New Zealand Ltd.	2,643,770
		4,346,533
	NORWAY – 9.1%
167,079	Atea ASA	1,553,437
104,100	Statoil A.S.A. - ADR	1,682,256
90,900	Telenor A.S.A.	1,714,912
		4,950,605
	SINGAPORE – 10.4%
385,300	Ascendas India Trust	240,658
779,000	Ascendas Real Estate Investment Trust - REIT	1,329,010
696,000	Singapore Telecommunications Ltd.	1,977,357
3,612,961	Starhill Global - REIT	2,089,013
		5,636,038

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 2.8%
158,800	Telefonaktiebolaget LM Ericsson - ADR	$1,546,712

	TURKEY – 3.6%
199,900	Turkcell Iletisim Hizmetleri AS - ADR	1,981,009

	UNITED KINGDOM – 6.8%
4,000	British American Tobacco PLC - ADR	472,400
41,200	GlaxoSmithKline PLC - ADR	1,774,072
444,109	Vodafone Group PLC	1,466,785
		3,713,257
	TOTAL COMMON STOCKS (Cost $55,926,437)	44,855,464

Principal Amount

	SHORT-TERM INVESTMENTS – 17.9%
$9,778,068	UMB Money Market Fiduciary, 0.010%[1]	9,778,068

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,778,068)	9,778,068

	TOTAL INVESTMENTS – 100.3% (Cost $65,704,505)	54,633,532
	Liabilities in Excess of Other Assets – (0.3)%	(156,879)

	TOTAL NET ASSETS – 100.0%	$54,476,653

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	32.2%
Financial	16.1%
Energy	11.4%
Consumer, Non-cyclical	10.9%
Utilities	8.9%
Industrial	2.9%
Total Common Stocks	82.4%
Short-Term Investments	17.9%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 100.3%
	BASIC MATERIALS – 0.0%
2,700,000	China Forestry Holdings Co., Ltd.*1,2	$—

	COMMUNICATIONS – 13.8%
15,000	Alibaba Group Holding Ltd. - ADR*	1,257,450
27,000	JD.com, Inc. - ADR*	745,740
70,000	Tencent Holdings Ltd.	1,319,457
		3,322,647
	CONSUMER, CYCLICAL – 21.1%
71,136	CK Hutchison Holdings Ltd.	974,101
150,000	Galaxy Entertainment Group Ltd.	512,382
500,000	Minth Group Ltd.	1,035,984
900,000	Nexteer Automotive Group Ltd.	955,575
200,000	Sands China Ltd.	720,192
180,000	Shenzhou International Group Holdings Ltd.	887,034
		5,085,268
	CONSUMER, NON-CYCLICAL – 26.0%
400,000	China Medical System Holdings Ltd.	549,423
200,000	China Mengniu Dairy Co., Ltd.	387,400
50,000	Hengan International Group Co., Ltd.	539,921
550,000	Lee's Pharmaceutical Holdings Ltd.	710,126
450,000	Phoenix Healthcare Group Co., Ltd.	681,445
210,000	Samsonite International S.A.	621,823
500,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	345,231
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.[1,2]	1,286,693
900,001	Sino Biopharmaceutical Ltd.	1,118,435
		6,240,497
	FINANCIAL – 12.2%
250,000	AIA Group Ltd.	1,465,832
50,000	Cheung Kong Property Holdings Ltd.	349,857
200,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,122,651
		2,938,340
	INDUSTRIAL – 16.4%
70,000	AAC Technologies Holdings, Inc.	443,925
90,000	Delta Electronics, Inc.	457,613
450,000	Haitian International Holdings Ltd.	787,363
16,000	Hermes Microvision, Inc.	613,352
450,000	Techtronic Industries Co., Ltd.	1,645,055
		3,947,308
	TECHNOLOGY – 6.1%
350,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,474,784

	UTILITIES – 4.7%
800,000	Guangdong Investment Ltd.	1,125,085

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Value

COMMON STOCKS (Continued)
TOTAL COMMON STOCKS (Cost $18,231,455)	$24,133,929

Principal Amount

	SHORT-TERM INVESTMENTS – 0.2%
$58,142	UMB Money Market Fiduciary, 0.010%	58,142

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,142)	58,142

	TOTAL INVESTMENTS – 100.5% (Cost $18,289,597)	24,192,071
	Liabilities in Excess of Other Assets – (0.5)%	(125,606)

	TOTAL NET ASSETS – 100.0%	$24,066,465

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 5.35% of Net Assets.
[2]	Illiquid Security. The total illiquid securities represent 5.35% of Net Assets.

See accompanying Notes to Financial Statements.

EP China Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Country	Percent of Total Net Assets
Common Stocks
China	47.3%
Hong Kong	32.8%
Taiwan	10.6%
United States	6.6%
Macau	3.0%
Total Common Stocks	100.3%
Short-Term Investments	0.2%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 97.2%
	AUSTRALIA – 0.0%
65,082	iSentric Ltd.*	$6,442

	CHINA – 8.2%
320,000	Haitian International Holdings Ltd.	559,903
188,000	Minth Group Ltd.	389,530
300,000	Phoenix Healthcare Group Co., Ltd.	454,296
600,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	414,278
		1,818,007
	HONG KONG – 4.3%
260,000	Techtronic Industries Co., Ltd.	950,476

	INDIA – 24.7%
50,000	Bajaj Corp. Ltd.	313,167
150,000	CCL Products India Ltd.	496,040
100,000	Eveready Industries India Ltd.	419,901
400,000	Fortis Healthcare Ltd.*	946,346
180,000	Jyothy Laboratories Ltd.	844,847
99,949	LIC Housing Finance Ltd.	730,262
18,000	Natco Pharma Ltd.	705,069
35,000	Strides Arcolab Ltd.	690,934
59,682	Syngene International Ltd.*1	332,454
		5,479,020
	INDONESIA – 5.9%
8,000,000	Ace Hardware Indonesia Tbk P.T.	389,454
1,000,000	Mitra Adiperkasa Tbk P.T.*	251,584
500,000	Siloam International Hospitals Tbk P.T.	397,420
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	262,520
		1,300,978
	MALAYSIA – 3.9%
600,000	Globetronics Technology BHD	868,059

	PHILIPPINES – 18.0%
40,000	GT Capital Holdings, Inc.	1,121,368
600,000	Puregold Price Club, Inc.	461,341
370,000	Robinsons Retail Holdings, Inc.	606,881
180,000	Security Bank Corp.	544,907
2,000,000	SSI Group, Inc.*	226,121
240,000	Universal Robina Corp.	1,027,355
		3,987,973
	SOUTH KOREA – 13.2%
2,000	Hanssem Co., Ltd.	408,709
12,000	Koh Young Technology, Inc.	349,222
16,900	KONA I Co., Ltd.	540,467
5,800	Kyung Dong Navien Co., Ltd.	191,967

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
7,200	Muhak Co., Ltd.*	$303,039
34,000	Vieworks Co., Ltd.	1,141,249
		2,934,653
	TAIWAN – 6.8%
12,000	Hermes Microvision, Inc.	460,014
100,000	Sitronix Technology Corp.	280,041
50,968	Sporton International, Inc.	308,516
60,000	Superalloy Industrial Co., Ltd.	227,533
100,000	Taiwan Paiho Ltd.	239,002
		1,515,106
	THAILAND – 4.1%
1,400,000	MC Group PCL	546,440
320,000	Robinson Department Store PCL	354,896
		901,336
	UNITED STATES – 4.8%
1,000,000	Nexteer Automotive Group Ltd.	1,061,750

	VIETNAM – 3.3%
220,988	Mobile World Investment Corp.*	730,730

	TOTAL COMMON STOCKS (Cost $19,022,908)	21,554,530

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	4,112

	TOTAL WARRANTS (Cost $0)	4,112

Principal Amount

	SHORT-TERM INVESTMENTS – 3.2%
$699,333	UMB Money Market Fiduciary, 0.010%[2]	699,333

	TOTAL SHORT-TERM INVESTMENTS (Cost $699,333)	699,333

	TOTAL INVESTMENTS – 100.4% (Cost $19,722,241)	22,257,975
	Liabilities in Excess of Other Assets – (0.4)%	(82,505)

	TOTAL NET ASSETS – 100.0%	$22,175,470

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $332,454.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	39.0%
Consumer, Cyclical	25.5%
Industrial	12.7%
Financial	10.8%
Technology	9.2%
Total Common Stocks	97.2%
Warrants	0.0%
Short-Term Investments	3.2%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 91.4%
	BRAZIL – 26.0%
90,000	Ambev S.A. - ADR	$438,300
57,000	BB Seguridade Participacoes S.A.	393,144
100,000	BM&FBovespa S.A.	295,597
25,000	CETIP S.A. - Mercados Organizados	221,050
50,000	Cia Hering	196,417
60,000	Fleury S.A.	254,991
100,000	International Meal Co. Alimentacao S.A.*	120,573
16,200	Kepler Weber S.A.	95,941
34,700	Linx S.A.	422,885
20,000	M Dias Branco S.A.	362,495
36,554	Mahle-Metal Leve S.A. Industria e Comercio	221,887
400,000	Randon Participacoes S.A.	293,523
35,000	Totvs S.A.	310,105
95,000	Weg S.A.	354,717
		3,981,625
	CHILE – 5.3%
20,806	Cia Cervecerias Unidas S.A. - ADR	498,720
40,000,000	Vina San Pedro Tarapaca S.A.	315,350
		814,070
	MEXICO – 56.9%
240,000	Alsea S.A.B. de C.V.	788,677
100,000	Arca Continental S.A.B. de C.V.	640,218
118,893	Banregio Grupo Financiero S.A.B. de C.V.	641,402
1,000,000	Consorcio ARA S.A.B. de C.V.*	374,747
218,810	Corp Actinver S.A.B. de C.V.*	198,704
100,000	Credito Real S.A.B. de C.V.	236,109
37,000	El Puerto de Liverpool S.A.B. de C.V.	513,835
40,000	Gruma S.A.B. de C.V. - B Shares	617,274
100,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	514,354
230,625	Grupo Herdez S.A.B. de C.V.	637,794
250,000	Grupo Industrial Saltillo S.A.B. de C.V.	487,504
230,000	Grupo Lala S.A.B. de C.V.	587,748
190,911	Grupo Lamosa S.A.B. de C.V.	405,681
125,000	Infraestructura Energetica Nova S.A.B. de C.V.	602,759
103,557	Medica Sur S.A.B. de C.V.	313,471
385,000	Nemak S.A.B. de C.V.*	556,833
200,000	Unifin Financiera SAPI de C.V. SOFOM ENR*	607,103
		8,724,213
	PERU – 3.2%
4,313	Credicorp Ltd.	488,145

	TOTAL COMMON STOCKS (Cost $14,620,722)	14,008,053

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.5%
$840,949	UMB Money Market Fiduciary, 0.010%[1]	$840,949

	TOTAL SHORT-TERM INVESTMENTS (Cost $840,949)	840,949

	TOTAL INVESTMENTS – 96.9% (Cost $15,461,671)	14,849,002
	Other Assets in Excess of Liabilities – 3.1%	482,793

	TOTAL NET ASSETS – 100.0%	$15,331,795

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	30.5%
Financial	20.1%
Consumer, Cyclical	18.7%
Industrial	10.2%
Technology	4.8%
Utilities	3.9%
Basic Materials	3.2%
Total Common Stocks	91.4%
Short-Term Investments	5.5%
Total Investments	96.9%
Other Assets in Excess of Liabilities	3.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2015

	EuroPac International	EuroPac International	EuroPac Gold
	Value Fund	Bond Fund	Fund
Assets:
Investments, at cost	$64,141,009	$62,833,616	$55,966,057
Investments in affiliated issuers, at cost	-	-	699,576
Purchased options contracts, at cost	-	-	205,400
Foreign currency, at cost	-	226,473	5,016
Investments, at value	$44,829,988	$46,053,955	$39,089,124
Investments in affiliated issuers, at value	-	-	252,808
Purchased options contracts, at value	-	-	34,295
Foreign currency, at value	-	228,403	5,031
Cash	-	-	7,140
Segregated cash at Broker	-	-	19,918
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	-	17,384
Dividends and interest	282,007	751,839	810
Due from Advisor	-	-	-
Prepaid expenses	7,674	10,880	11,198
Total assets	45,119,669	47,045,077	39,437,708

Liabilities:
Payables:
Investment securities purchased	-	-	42,788
Fund shares redeemed	-	-	5,750
Advisory fees	30,918	9,264	15,209
Shareholder servicing fees (Note 7)	13,962	9,161	4,577
Distribution fees - (Note 8)	8,718	9,258	8,600
Transfer agent fees and expenses	18,033	16,003	10,181
Auditing fees	17,647	17,646	17,466
Fund accounting fees	15,323	15,032	10,516
Fund administration fees	13,458	11,023	7,301
Custody fees	12,089	7,463	5,123
Trustees' fees and expenses	2,329	1,650	1,509
Chief Compliance Officer fees	412	584	2,203
Accrued other expenses	18,471	15,836	11,987
Total liabilities	151,360	112,920	143,210

Net Assets	$44,968,309	$46,932,157	$39,294,498

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$70,988,400	$64,013,863	$59,744,976
Accumulated net investment income (loss)	382,239	40,406	(441,915)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(7,088,891)	(324,478)	(2,513,601)
Net unrealized appreciation (depreciation) on:
Investments	(19,311,021)	(16,779,661)	(17,323,701)
Purchased options contracts	-	-	(171,105)
Foreign currency translations	(2,418)	(17,973)	(156)
Net Assets	$44,968,309	$46,932,157	$39,294,498

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$44,882,137	$46,612,527	$39,294,498
Shares of beneficial interest issued and outstanding	6,897,288	5,877,560	6,428,470
Redemption price per share	$6.51	$7.93	$6.11
Maximum sales charge (4.50% of offering price)*	0.31	0.37	0.29
Maximum offering price to public	$6.82	$8.30	$6.40

Class I Shares:
Net assets applicable to shares outstanding	$86,172	$319,630	$-
Shares of beneficial interest issued and outstanding	13,231	40,175	-
Offering and redemption price per share	$6.51	$7.96	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2015

	EuroPac International Dividend Income Fund	EP China Fund	EP Emerging Markets Small Companies Fund
Assets:
Investments, at cost	$65,704,505	$18,289,597	$19,722,241
Investments in affiliated issuers, at cost	-	-	-
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	51,124	-	346,387
Investments, at value	$54,633,532	$24,192,071	$22,257,975
Investments in affiliated issuers, at value	-	-	-
Purchased options contracts, at value	-	-	-
Foreign currency, at value	49,306	-	345,088
Cash	-	-	-
Segregated cash at Broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	36,749	-	-
Dividends and interest	326,842	13,091	17,293
Due from Advisor	-	-	4,401
Prepaid expenses	32,477	4,275	11,563
Total assets	55,078,906	24,209,437	22,636,320

Liabilities:
Payables:
Investment securities purchased	475,402	-	345,088
Fund shares redeemed	8,396	44,765	11,741
Advisory fees	27,555	9,047	-
Shareholder servicing fees (Note 7)	8,432	6,021	5,740
Distribution fees - (Note 8)	11,094	4,666	4,353
Transfer agent fees and expenses	12,915	15,296	16,337
Auditing fees	17,537	17,703	17,654
Fund accounting fees	12,859	13,317	17,418
Fund administration fees	8,754	6,921	16,583
Custody fees	7,909	13,046	12,908
Trustees' fees and expenses	373	735	612
Chief Compliance Officer fees	691	1,014	1,313
Accrued other expenses	10,336	10,441	11,103
Total liabilities	602,253	142,972	460,850

Net Assets	$54,476,653	$24,066,465	$22,175,470

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$69,361,790	$23,904,647	$19,123,580
Accumulated net investment income (loss)	291,956	-	(254,808)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(4,101,986)	(5,740,655)	772,061
Net unrealized appreciation (depreciation) on:
Investments	(11,070,973)	5,902,474	2,535,734
Purchased options contracts	-	-	-
Foreign currency translations	(4,134)	(1)	(1,097)
Net Assets	$54,476,653	$24,066,465	$22,175,470

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$52,627,763	$24,066,465	$21,643,267
Shares of beneficial interest issued and outstanding	6,708,734	1,986,897	2,008,651
Redemption price per share	$7.84	$12.11	$10.78
Maximum sales charge (4.50% of offering price)*	0.37	0.57	0.51
Maximum offering price to public	$8.21	$12.68	$11.29

Class I Shares:
Net assets applicable to shares outstanding	$1,848,890	$-	$532,203
Shares of beneficial interest issued and outstanding	235,727	-	49,083
Offering and redemption price per share	$7.84	$-	$10.84

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2015

EP Latin
America Fund
Assets:
Investments, at cost	$15,461,671
Investments in affiliated issuers, at cost	-
Purchased options contracts, at cost	-
Foreign currency, at cost	-
Investments, at value	$14,849,002
Investments in affiliated issuers, at value	-
Purchased options contracts, at value	-
Foreign currency, at value	-
Cash	-
Segregated cash at Broker	-
Receivables:
Investment securities sold	732,544
Fund shares sold	3,000
Dividends and interest	6,793
Due from Advisor	4,579
Prepaid expenses	1,662
Total assets	15,597,580

Liabilities:
Payables:
Investment securities purchased	176,733
Fund shares redeemed	6,616
Advisory fees	-
Shareholder servicing fees (Note 7)	5,890
Distribution fees - (Note 8)	3,084
Transfer agent fees and expenses	13,583
Auditing fees	17,503
Fund accounting fees	14,257
Fund administration fees	7,353
Custody fees	9,856
Trustees' fees and expenses	1,055
Chief Compliance Officer fees	1,666
Accrued other expenses	8,189
Total liabilities	265,785

Net Assets	$15,331,795

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$18,610,195
Accumulated net investment income (loss)	(17,056)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(2,653,051)
Net unrealized appreciation (depreciation) on:
Investments	(612,669)
Purchased options contracts	-
Foreign currency translations	4,376
Net Assets	$15,331,795

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$15,233,306
Shares of beneficial interest issued and outstanding	1,723,396
Redemption price per share	$8.84
Maximum sales charge (4.50% of offering price)*	0.42
Maximum offering price to public	$9.26

Class I Shares:
Net assets applicable to shares outstanding	$98,489
Shares of beneficial interest issued and outstanding	11,139
Offering and redemption price per share	$8.84

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2015

	EuroPac International	EuroPac International	EuroPac Gold
	Value Fund	Bond Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $211,613, $0 and $41,468, respectively)	$1,956,927	$30,937	$295,721
Interest (net of foreign withholding taxes of $0, $26,566 and $0, respectively)	494	2,150,147	111
Total investment income	1,957,421	2,181,084	295,832

Expenses:
Advisory fees	617,830	327,649	360,206
Distribution fees - (Note 8)	143,110	136,255	112,614
Fund administration fees	68,511	64,572	56,902
Transfer agent fees and expenses	68,180	59,225	52,299
Fund accounting fees	62,327	57,800	46,753
Shareholder servicing fees (Note 7)	47,452	43,858	34,020
Custody fees	36,238	22,642	19,956
Registration fees	33,000	35,000	38,000
Auditing fees	17,502	17,502	17,502
Legal fees	17,015	14,502	17,002
Shareholder reporting fees	14,001	12,001	12,409
Trustees' fees and expenses	6,149	6,501	6,501
Miscellaneous	6,001	8,001	5,781
Chief Compliance Officer fees	5,311	5,500	15,252
Insurance fees	1,402	1,201	1,099
Offering costs	-	-	-
Interest expense	-	-	162

Total expenses	1,144,029	812,209	796,458
Advisory fees waived	(141,534)	(183,005)	(120,608)
Other expenses absorbed	-	-	-
Net expenses	1,002,495	629,204	675,850
Net investment income (loss)	954,926	1,551,880	(380,018)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(6,539,896)	(252,003)	(2,509,377)
Purchased options contracts	-	-	(20,055)
Written options contracts	-	-	222,921
Foreign currency transactions	(1,422)	(444,746)	(7,647)
Net realized gain (loss)	(6,541,318)	(696,749)	(2,314,158)
Net change in unrealized appreciation/depreciation on:
Investments	(10,184,462)	(10,050,267)	(5,578,575)
Purchased options contracts	-	-	(28,693)
Written options contracts	-	-	65,237
Foreign currency translations	3,422	128,585	(1,009)
Net change in unrealized appreciation/depreciation	(10,181,040)	(9,921,682)	(5,543,040)
Net realized and unrealized loss on investments, purchased options contracts,
written options contracts and foreign currency	(16,722,358)	(10,618,431)	(7,857,198)

Net Decrease in Net Assets from Operations	$(15,767,432)	$(9,066,551)	$(8,237,216)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2015

	EuroPac International		EP Emerging Markets
	Dividend Income Fund	EP China Fund	Small Companies Fund
Investment Income:
Dividends (net of foreign withholding taxes of $265,022, $20,283 and $43,376, respectively)	$2,746,002	$463,399	$286,923
Interest (net of foreign withholding taxes of $0, $0 and $0, respectively)	759	39	22
Total investment income	2,746,761	463,438	286,945

Expenses:
Advisory fees	501,469	332,833	303,908
Distribution fees - (Note 8)	142,846	77,044	68,806
Fund administration fees	66,582	49,392	58,385
Transfer agent fees and expenses	57,498	54,016	62,521
Fund accounting fees	59,948	52,140	65,938
Shareholder servicing fees (Note 7)	46,702	24,768	21,245
Custody fees	34,306	32,503	66,857
Registration fees	38,000	17,998	33,000
Auditing fees	17,502	17,502	17,502
Legal fees	13,785	19,001	22,001
Shareholder reporting fees	15,319	16,002	15,501
Trustees' fees and expenses	5,501	6,501	6,501
Miscellaneous	5,001	4,500	7,501
Chief Compliance Officer fees	5,786	9,001	9,501
Insurance fees	878	1,201	1,073
Offering costs	6,458	-	-
Interest expense	-	-	-

Total expenses	1,017,581	714,402	760,240
Advisory fees waived	(137,317)	(175,095)	(269,226)
Other expenses absorbed	-	-	-
Net expenses	880,264	539,307	491,014
Net investment income (loss)	1,866,497	(75,869)	(204,069)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(3,944,463)	4,281,379	772,228
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(68,375)	(268)	(100,179)
Net realized gain (loss)	(4,012,838)	4,281,111	672,049
Net change in unrealized appreciation/depreciation on:
Investments	(8,658,355)	(6,456,543)	(4,982,302)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(2,410)	6	(1,088)
Net change in unrealized appreciation/depreciation	(8,660,765)	(6,456,537)	(4,983,390)
Net realized and unrealized loss on investments, purchased options contracts,
written options contracts and foreign currency	(12,673,603)	(2,175,426)	(4,311,341)

Net Decrease in Net Assets from Operations	$(10,807,106)	$(2,251,295)	$(4,515,410)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2015

EP Latin
America Fund
Investment Income:
Dividends (net of foreign withholding taxes of $11,622)	$297,713
Interest (net of foreign withholding taxes of $0)	53
Total investment income	297,766

Expenses:
Advisory fees	187,677
Distribution fees - (Note 8)	43,234
Fund administration fees	48,182
Transfer agent fees and expenses	49,961
Fund accounting fees	52,144
Shareholder servicing fees (Note 7)	16,401
Custody fees	34,123
Registration fees	31,000
Auditing fees	17,677
Legal fees	16,044
Shareholder reporting fees	11,001
Trustees' fees and expenses	6,501
Miscellaneous	6,501
Chief Compliance Officer fees	9,599
Insurance fees	1,031
Offering costs	-
Interest expense	-

Total expenses	531,076
Advisory fees waived	(187,677)
Other expenses absorbed	(39,468)
Net expenses	303,931
Net investment income (loss)	(6,165)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(1,934,949)
Purchased options contracts	-
Written options contracts	-
Foreign currency transactions	(40,290)
Net realized gain (loss)	(1,975,239)
Net change in unrealized appreciation/depreciation on:
Investments	(3,397,830)
Purchased options contracts	-
Written options contracts	-
Foreign currency translations	4,441
Net change in unrealized appreciation/depreciation	(3,393,389)
Net realized and unrealized loss on investments, purchased options contracts,
written options contracts and foreign currency	(5,368,628)

Net Decrease in Net Assets from Operations	$(5,374,793)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$954,926	$1,378,538
Net realized gain (loss) on investments and foreign currency transactions	(6,541,318)	5,811,282
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(10,181,040)	(12,095,529)
Net increase from payments by affiliates (Note 3)	-	24,512
Net decrease in net assets resulting from operations	(15,767,432)	(4,881,197)

Distributions to Shareholders:
From net investment income:
Class A	(869,218)	(1,688,679)
Class I	(1,051)	(1,166)
From net realized gain:
Class A	(3,478,139)	-
Class I	(1,180)	-
Total distributions to shareholders	(4,349,588)	(1,689,845)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,583,851	12,165,192
Class I	85,000	55,000
Reinvestment of distributions:
Class A	2,973,960	1,172,290
Class I	2,231	1,166
Cost of shares redeemed:
Class A1	(13,268,483)	(24,762,104)
Class I	(1,936)	(128,156)
Net decrease in net assets from capital transactions	(625,377)	(11,496,612)

Total decrease in net assets	(20,742,397)	(18,067,654)

Net Assets:
Beginning of period	65,710,706	83,778,360
End of period	$44,968,309	$65,710,706

Accumulated net investment income (loss)	$382,239	$(25,635)

Capital Share Transactions:
Shares sold:
Class A	1,189,761	1,202,624
Class I	10,701	5,107
Shares reinvested:
Class A	369,791	114,442
Class I	287	116
Shares redeemed:
Class A	(1,690,051)	(2,447,497)
Class I	(247)	(12,939)
Net decrease in capital share transactions	(119,758)	(1,138,147)

[1]	Net of redemption fees of $182 and $548, respectively

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,551,880	$2,259,112
Net realized loss on investments and foreign currency transactions	(696,749)	(1,102,847)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(9,921,682)	(2,677,430)
Net decrease in net assets resulting from operations	(9,066,551)	(1,521,165)

Distributions to Shareholders:
From net investment income:
Class A	(987,021)	(1,296,719)
Class I	(5,118)	(4,384)
From net realized gain:
Class A	-	(203,687)
Class I	-	(568)
Total distributions to shareholders	(992,139)	(1,505,358)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,418,501	14,678,208
Class I	149,653	148,000
Reinvestment of distributions:
Class A	619,925	919,847
Class I	5,118	4,953
Cost of shares redeemed:
Class A1	(15,909,031)	(34,760,274)
Class I	(42,589)	(93,269)
Net decrease in net assets from capital transactions	(7,758,423)	(19,102,535)

Total decrease in net assets	(17,817,113)	(22,129,058)

Net Assets:
Beginning of period	64,749,270	86,878,328
End of period	$46,932,157	$64,749,270

Accumulated net investment income	$40,406	$13,248

Capital Share Transactions:
Shares sold:
Class A	875,059	1,490,598
Class I	17,802	14,833
Shares reinvested:
Class A	71,316	94,322
Class I	591	507
Shares redeemed:
Class A	(1,867,409)	(3,552,162)
Class I	(5,202)	(9,651)
Net decrease in capital share transactions	(907,843)	(1,961,553)

[1]	Net of redemption fees of $133 and $2,760, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(380,018)	$(294,910)
Net realized gain (loss) on investments, purchased options contracts,
written options contracts and foreign currency transactions	(2,314,158)	164,062
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and foreign
currency translations	(5,543,040)	(10,650,391)
Net decrease in net assets resulting from operations	(8,237,216)	(10,781,239)

Distributions to Shareholders:
From net investment income:
Class A	-	(146,520)
Total distributions to shareholders	-	(146,520)

Capital Transactions:
Net proceeds from shares sold:
Class A	23,419,918	29,006,581
Reinvestment of distributions:
Class A	-	53,128
Cost of shares redeemed:
Class A1	(9,207,869)	(4,534,205)
Net increase in net assets from capital transactions	14,212,049	24,525,504

Total increase in net assets	5,974,833	13,597,745

Net Assets:
Beginning of period	33,319,665	19,721,920
End of period	$39,294,498	$33,319,665

Accumulated net investment loss	$(441,915)	$(355,013)

Capital Share Transactions:
Shares sold:
Class A	3,176,994	2,993,753
Shares reinvested:
Class A	-	6,511
Shares redeemed:
Class A	(1,343,222)	(470,796)
Net increase in capital share transactions	1,833,772	2,529,468

[1]	Net of redemption fees of $435 and $1,714, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Dividend Income Fund

		For the Period
	For the	January 10, 2014*
	Year Ended	through
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,866,497	$1,190,086
Net realized gain (loss) on investments and foreign currency transactions	(4,012,838)	724,554
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(8,660,765)	(2,414,342)
Net decrease in net assets resulting from operations	(10,807,106)	(499,702)

Distributions to Shareholders:
From net investment income:
Class A	(1,825,344)	(1,041,820)
Class I	(62,611)	(50,715)
From net realized gain:
Class A	(609,211)	-
Class I	(20,861)	-
Total distributions to shareholders	(2,518,027)	(1,092,535)

Capital Transactions:
Net proceeds from shares sold:
Class A	27,841,984	53,519,699
Class I	393,214	1,845,984
Reinvestment of distributions:
Class A	1,182,207	487,648
Class I	82,232	50,715
Cost of shares redeemed:
Class A1	(12,651,147)	(3,134,831)
Class I	(136,954)	(86,728)
Net increase in net assets from capital transactions	16,711,536	52,682,487

Total increase in net assets	3,386,403	51,090,250

Net Assets:
Beginning of period	51,090,250	-
End of period	$54,476,653	$51,090,250

Accumulated net investment income	$291,956	$253,585

Capital Share Transactions:
Shares sold:
Class A	3,051,240	5,226,977
Class I	45,770	199,209
Shares reinvested:
Class A	132,653	46,553
Class I	9,236	4,842
Shares redeemed:
Class A	(1,444,265)	(304,424)
Class I	(14,758)	(8,572)
Net increase in capital share transactions	1,779,876	5,164,585

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $2,579 and $1,432, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China
	Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(75,869)	$114,183
Net realized gain on investments and foreign currency transactions	4,281,111	552,768
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(6,456,537)	1,893,839
Net increase (decrease) in net assets resulting from operations	(2,251,295)	2,560,790

Distributions to Shareholders:
From net investment income:
Class A	(110,813)	(210,774)
Total distributions to shareholders	(110,813)	(210,774)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,254,640	5,693,271
Reinvestment of distributions:
Class A	79,789	157,451
Cost of shares redeemed:
Class A1	(12,221,782)	(13,417,265)
Net decrease in net assets from capital transactions	(8,887,353)	(7,566,543)

Total decrease in net assets	(11,249,461)	(5,216,527)

Net Assets:
Beginning of period	35,315,926	40,532,453
End of period	$24,066,465	$35,315,926

Accumulated net investment income (loss)	$-	$110,729

Capital Share Transactions:
Shares sold:
Class A	252,795	455,042
Shares reinvested:
Class A	6,404	12,506
Shares redeemed:
Class A	(953,853)	(1,071,794)
Net decrease in capital share transactions	(694,654)	(604,246)

[1]	Net of redemption fees of $173 and $170, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Emerging Markets
	Small Companies Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(204,069)	$(171,203)
Net realized gain on investments and foreign currency transactions	672,049	2,328,180
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(4,983,390)	(1,282)
Net increase (decrease) in net assets resulting from operations	(4,515,410)	2,155,695

Distributions to Shareholders:
From net realized gain
Class A	(691,748)	-
Class I	(13,462)	-
Total distributions to shareholders	(705,210)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	2,941,093	5,450,794
Class I	188,481	713,152
Reinvestment of distributions:
Class A	372,943	-
Class I	2,881	-
Cost of shares redeemed:
Class A1	(8,496,957)	(10,115,628)
Class I	(192,585)	(272,188)
Net decrease in net assets from capital transactions	(5,184,144)	(4,223,870)

Total decrease in net assets	(10,404,764)	(2,068,175)

Net Assets:
Beginning of period	32,580,234	34,648,409
End of period	$22,175,470	$32,580,234

Accumulated net investment loss	$(254,808)	$(240,781)

Capital Share Transactions:
Shares sold:
Class A	244,545	426,337
Class I	14,737	56,361
Shares reinvested:
Class A	31,157	-
Class I	240	-
Shares redeemed:
Class A	(711,433)	(783,664)
Class I	(15,216)	(21,898)
Net decrease in capital share transactions	(435,970)	(322,864)

[1]	Net of redemption fees of $558 and $178, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin America
	Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(6,165)	$38,958
Net realized gain (loss) on investments and foreign currency transactions	(1,975,239)	558,934
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(3,393,389)	1,362,892
Net increase (decrease) in net assets resulting from operations	(5,374,793)	1,960,784

Distributions to Shareholders:
From net investment income:
Class A	(1,281)	(43,834)
Class I	(207)	(338)
Total distributions to shareholders	(1,488)	(44,172)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,529,637	6,479,481
Class I	60,000	184,265
Reinvestment of distributions:
Class A	741	26,135
Class I	207	339
Cost of shares redeemed:
Class A1	(4,461,939)	(6,252,425)
Class I	(67,101)	(147,040)
Net increase (decrease) in net assets from capital transactions	(938,455)	290,755

Total increase (decrease) in net assets	(6,314,736)	2,207,367

Net Assets:
Beginning of period	21,646,531	19,439,164
End of period	$15,331,795	$21,646,531

Accumulated net investment loss	$(17,056)	$(113,369)

Capital Share Transactions:
Shares sold:
Class A	367,594	578,079
Class I	6,768	15,951
Shares reinvested:
Class A	73	2,389
Class I	20	31
Shares redeemed:
Class A	(460,880)	(550,000)
Class I	(6,687)	(12,024)
Net increase (decrease) in capital share transactions	(93,112)	34,426

[1]	Net of redemption fees of $0 and $171.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class A

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$9.35		$10.26		$10.27		$9.92		$10.38
Income from Investment Operations:
Net investment income[1]	0.13		0.18		0.10		0.17		0.21
Net realized and unrealized gain (loss) on investments	(2.38)		(0.86)	[6]	0.11		0.39		(0.50)
Total from investment operations	(2.25)		(0.68)		0.21		0.56		(0.29)

Less Distributions:
From net investment income	(0.12)		(0.23)		(0.22)		(0.21)		(0.17)
From net realized gain	(0.47)		-		-		-		-
Total distributions	(0.59)		(0.23)		(0.22)		(0.21)		(0.17)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$6.51		$9.35		$10.26		$10.27		$9.92

Total return[3]	(25.18)%		(6.84)%		2.14%		5.88%		(2.93)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,882		$65,688		$83,673		$77,362		$77,449

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%		1.90%		1.83%	[4]	1.90%		1.88%
After fees waived and expenses absorbed	1.75%		1.75%		1.76%	[4]	1.75%		1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.42%		1.66%		1.90%	[5]	1.61%		1.87%
After fees waived and expenses absorbed	1.67%		1.81%		1.97%	[5]	1.76%		1.99%
Portfolio turnover rate	41%		29%		42%		38%		27%
*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.
[6]	The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class I

			For the period
	For the	For the	July 16, 2013*
	Year Ended	Year Ended	through
	October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period	$9.35	$10.26	$9.93
Income from Investment Operations:
Net investment income[1]	0.14	0.21	0.02
Net realized and unrealized gain (loss) on investments	(2.37)	(0.87)	0.33
Total from investment operations	(2.23)	(0.66)	0.35

Less Distributions:
From net investment income	(0.14)	(0.25)	(0.02)
From net realized gain	(0.47)	-	-
Total distributions	(0.61)	(0.25)	(0.02)

Net asset value, end of period	$6.51	$9.35	$10.26

Total return[2]	(25.02)%	(6.66)%	3.57%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86	$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%	1.65%	1.58%	[4]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.67%	1.91%	0.65%	[4]
After fees waived and expenses absorbed	1.92%	2.06%	0.73%	[4]
Portfolio turnover rate	41%	29%	42%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each Period.

	EuroPac International Bond Fund - Class A

									For the Period
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		November 15, 2010* through
	October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$9.49		$9.89		$10.37		$10.37		$10.00
Income from Investment Operations
Net investment income[1]	0.24		0.30		0.28		0.27		0.19
Net realized and unrealized gain (loss) on investments	(1.65)		(0.51)		(0.44)		(0.07)		0.38
Total from investment operations	(1.41)		(0.21)		(0.16)		0.20		0.57

Less Distributions:
From net investment income	(0.15)		(0.17)		(0.24)		(0.20)		(0.20)
From net realized gain	-		(0.02)		(0.08)		-		-
Total distributions	(0.15)		(0.19)		(0.32)		(0.20)		(0.20)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$7.93		$9.49		$9.89		$10.37		$10.37

Total return[3]	(14.96)%		(2.09)%		(1.53)%		2.02%		5.72%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$46,612		$64,492		$86,667		$88,165		$80,240

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.48%		1.39%		1.23%		1.28%		1.36%	[5]
After fees waived and expenses absorbed	1.15%		1.15%		1.15%		1.15%		1.15%	[5]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	2.50%		2.81%		2.70%		2.54%		1.73%	[5]
After fees waived and expenses absorbed	2.83%		3.05%		2.77%		2.67%		1.94%	[5]

Portfolio turnover rate	4%		33%		49%		84%		8%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding.
[2]	Less than $0.01.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each Period.

	EuroPac International Bond Fund - Class I

			For the Period
	For the Year Ended	For the Year Ended	July 16, 2013* through
	October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period	$9.51	$9.91	$9.73
Income from Investment Operations
Net investment income[1]	0.26	0.32	0.10
Net realized and unrealized gain (loss) on investments	(1.64)	(0.51)	0.12
Total from investment operations	(1.38)	(0.19)	0.22

Less Distributions:
From net investment income	(0.17)	(0.19)	(0.04)
From net realized gain	-	(0.02)	-
Total distributions	(0.17)	(0.21)	(0.04)

Net asset value, end of period	$7.96	$9.51	$9.91

Total return[2]	(14.64)%	(1.90)%	2.28%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$320	$257	$211

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.23%	1.14%	1.06%	[4]
After fees waived and expenses absorbed	0.90%	0.90%	0.90%	[4]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	2.75%	3.06%	3.32%	[4]
After fees waived and expenses absorbed	3.08%	3.30%	3.48%	[4]

Portfolio turnover rate	4%	33%	49%	[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Gold Fund
	Class A

					For the Period
	For the		For the		July 19, 2013*
	Year Ended		Year Ended		through
	October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period	$7.25		$9.55		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)		(0.09)		(0.02)
Net realized and unrealized loss on investments	(1.08)		(2.15)		(0.43)
Total from investment operations	(1.14)		(2.24)		(0.45)

Less Distributions:
From net investment income	-		(0.06)		-
Total distributions	-		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$6.11		$7.25		$9.55

Total return[3]	(15.72)%		(23.49)%		(4.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,294		$33,320		$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%		1.98%		3.08%	[5]
After fees waived and expenses absorbed	1.50%		1.50%		1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.11)%		(1.39)%		(2.15)%	[5]
After fees waived and expenses absorbed	(0.84)%		(0.91)%		0.57%	[5]
Portfolio turnover rate	20%		14%		12%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Dividend
	Income Fund - Class A

			For the Period
	For the		January 10, 2014*
	Year Ended		through
	October 31, 2015		October 31, 2014
Net asset value, beginning of period	$9.89		$10.00
Income from Investment Operations:
Net investment income[1]	0.28		0.33
Net realized and unrealized loss on investments	(1.95)		(0.18)
Total from investment operations	(1.67)		0.15

Less Distributions:
From net investment income	(0.28)		(0.26)
From net realized gain	(0.10)		-
Total distributions	(0.38)		(0.26)

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$7.84		$9.89

Total return[3]	(17.24)%		1.36%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,628		$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%		2.06%	[5]
After fees waived and expenses absorbed	1.50%		1.50%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.92%		3.41%	[5]
After fees waived and expenses absorbed	3.16%		3.97%	[5]
Portfolio turnover rate	49%		28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Dividend
	Income Fund - Class I

		For the Period
	For the	January 10, 2014*
	Year Ended	through
	October 31, 2015	October 31, 2014
Net asset value, beginning of period	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.31	0.35
Net realized and unrealized loss on investments	(1.95)	(0.19)
Total from investment operations	(1.64)	0.16

Less Distributions:
From net investment income	(0.31)	(0.27)
From net realized gain	(0.10)	-
Total distributions	(0.41)	(0.27)

Net asset value, end of period	$7.84	$9.89

Total return[2]	(17.03)%	1.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,849	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	1.81%	[4]
After fees waived and expenses absorbed	1.25%	1.25%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.17%	3.66%	[4]
After fees waived and expenses absorbed	3.41%	4.22%	[4]
Portfolio turnover rate	49%	28%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China
	Fund - Class A

									For the period
	For the		For the		For the		For the		July 1, 2011		For the
	Year Ended		Year Ended		Year Ended		Year Ended		through		Year Ended
	October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011*		June 30, 2011
Net asset value, beginning of period	$13.17		$12.34		$10.29		$10.43		$13.57		$11.34
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)		0.04		0.06		0.08		0.01		0.10
Net realized and unrealized gain (loss) on investments	(0.99)		0.85		2.09		0.41	[6]	(3.15)		2.36
Total from investment operations	(1.02)		0.89		2.15		0.49		(3.14)		2.46

Less Distributions:
From net investment income	(0.04)		(0.06)		(0.10)		(0.01)		-		(0.22)
From net realized gain	-		-		-		(0.62)		-		(0.01)
Total distributions	(0.04)		(0.06)		(0.10)		(0.63)		-		(0.23)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.11		$13.17		$12.34		$10.29		$10.43		$13.57

Total return[3]	(7.74)%		7.27%		21.01%		5.45%		(23.14)%	[4]	21.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,066		$35,316		$40,532		$38,755		$52,407		$86,352

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.32%		2.14%		2.14%		2.18%		2.00%	[5]	1.91%
After fees waived and expenses absorbed	1.75%		1.75%		1.75%		1.75%		1.74%	[5]	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.82)%		(0.09)%		0.16%		0.39%		(0.01)%	[5]	0.56%
After fees waived and expenses absorbed	(0.25)%		0.30%		0.55%		0.82%		0.25%	[5]	0.72%
Portfolio turnover rate	18%		28%		47%		90%		48%	[4]	77%

*	Fiscal year changed to October 31, effective July 1, 2011.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor reimbursed the Fund $21,698 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.006 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Emerging Markets Small
	Companies Fund - Class A

									For the Period
	For the		For the		For the		For the		December 1, 2010*
	Year Ended		Year Ended		Year Ended		Year Ended		through
	October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$13.06		$12.30		$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)		(0.06)		0.01		0.04		0.08
Net realized and unrealized gain (loss) on investments	(1.91)		0.82		1.78		2.32	[6]	(1.73)
Total from investment operations	(2.00)		0.76		1.79		2.36		(1.65)

Less Distributions:
From net investment income	-		-		(0.16)		(0.04)		-
From net realized gain	(0.28)		-		-		-		-
Total distributions	(0.28)		-		(0.16)		(0.04)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.78		$13.06		$12.30		$10.67		$8.35

Total return[3]	(15.50)%		6.18%		16.92%		28.40%		(16.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,643		$31,933		$34,465		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.71%		2.48%		2.24%		2.54%		2.34%	[5]
After fees waived and expenses absorbed	1.75%		1.75%		1.75%		1.75%		1.75%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.69)%		(1.23)%		(0.45)%		(0.36)%		0.33%	[5]
After fees waived and expenses absorbed	(0.73)%		(0.50)%		0.04%		0.43%		0.92%	[5]
Portfolio turnover rate	52%		82%		101%		84%		102%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Emerging Markets Small
	Companies Fund - Class I

				For the Period
	For the		For the	July 16, 2013*
	Year Ended		Year Ended	through
	October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period	$13.11		$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)		(0.03)	-	[2]
Net realized and unrealized gain (loss) on investments	(1.93)		0.82	(0.30)
Total from investment operations	(1.99)		0.79	(0.30)

Less Distributions:
From net realized gain	(0.28)		-	-
Total distributions	(0.28)		-	-

Net asset value, end of period	$10.84		$13.11	$12.32

Total return[3]	(15.36)%	[4]	6.41%	(2.38)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$532		$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.46%		2.23%	2.12%	[5]
After fees waived and expenses absorbed	1.50%		1.50%	1.50%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.44)%		(0.98)%	(0.70)%	[5]
After fees waived and expenses absorbed	(0.48)%		(0.25)%	(0.08)%	[5]
Portfolio turnover rate	52%		82%	101%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America
	Fund - Class A

							For the Period
	For the		For the		For the		November 1, 2011*
	Year Ended		Year Ended		Year Ended		through
	October 31, 2015		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period	$11.84		$10.84		$10.13		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	[2]	0.02		-	[2]	0.08
Net realized and unrealized gain (loss) on investments	(3.00)		1.00		0.77		0.05
Total from investment operations	(3.00)		1.02		0.77		0.13

Less Distributions:
From net investment income	-	[2]	(0.02)		(0.06)		-
Total distributions	-		(0.02)		(0.06)		-

Redemption fee proceeds[1]	-		-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.84		$11.84		$10.84		$10.13

Total return[3]	(25.33)%		9.46%		7.65%		1.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,233		$21,516		$19,362		$10,535

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.06%		2.83%		2.72%		3.83%
After fees waived and expenses absorbed	1.75%		1.75%		1.75%		1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.35)%		(0.90)%		(0.94)%		(1.25)%
After fees waived and expenses absorbed	(0.04)%		0.18%		0.03%		0.83%
Portfolio turnover rate	80%		65%		74%		104%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America
	Fund - Class I

			For the Period
	For the	For the	July 16, 2013*
	Year Ended	Year Ended	through
	October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period	$11.86	$10.84	$10.59
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	(3.01)	1.02	0.26
Total from investment operations	(2.99)	1.07	0.25

Less Distributions:
From net investment income	(0.03)	(0.05)	-
Total distributions	(0.03)	(0.05)	-

Net asset value, end of period	$8.84	$11.86	$10.84

Total return[2]	(25.25)%	9.89%	2.36%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$98	$131	$77

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.81%	2.58%	2.75%	[4]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.10)%	(0.65)%	(1.65)%	[4]
After fees waived and expenses absorbed	0.21%	0.43%	(0.40)%	[4]
Portfolio turnover rate	80%	65%	74%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2015

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (the “China Fund”), EP Emerging Markets Small Companies Fund (formerly known as EP Asia Small Companies Fund) (the “Emerging Markets Small Companies Fund”), and EP Latin America Fund (the “Latin America Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Gold Fund and China Fund are authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Emerging Markets Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The International Dividend Income Fund incurred offering costs of approximately $30,507, which were amortized over a one-year period from January 10, 2014 (commencement of operations).

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2012 – 2014 and as of and during the year ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Emerging Markets Small Companies Fund, and Latin America Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
Gold Fund	Annually
International Dividend Income Fund	Quarterly
China Fund	Annually
Emerging Markets Small Companies Fund	Annually
Latin America Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Options
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility.  In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Transactions in option contracts written for the year ended October 31, 2015 in the Gold Fund were as follows:

	Number of Contracts	Premiums Amount
Outstanding at October 31, 2014	1,269	$71,128
Options written	7,434	226,877
Options terminated in closing purchasing transactions	(50)	(3,685)
Options expired	(6,884)	(221,235)
Options exercised	(1,769)	(73,085)
Outstanding at October 31, 2015	-	$-

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
Gold Fund	0.80%	1.50%	-
International Dividend Income Fund	0.85%	1.50%	1.25%
China Fund	1.08%	1.75%	-
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Latin America Fund	1.08%	1.75%	1.50%

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.08% of the Fund’s average daily net assets.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

Effective June 30, 2015, the China Fund, Emerging Markets Small Companies Fund and Latin America Fund are sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor. Prior to June 30, 2015, the Fund’s Sub-advisor was New Sheridan Advisors, Inc.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the acquisition of the Sub-Advisor by Champlain Investment Partners (the “Acquisition”) resulted in an assignment and termination of the Sub-Advisor’s current sub-advisory agreement with respect to the China Fund, Emerging Markets Small Companies Fund and Latin America Fund.  In anticipation of the Acquisition, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved a new sub-advisory agreement with Champlain Investment Partners with respect to the Funds (the “New Agreement”).

For the year ended October 31, 2015, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$141,534	$-	$141,534
International Bond Fund	183,005	-	183,005
Gold Fund	120,608	-	120,608
International Dividend Income Fund	137,317	-	137,317
China Fund	175,095	-	175,095
Emerging Markets Small Companies Fund	269,226	-	269,226
Latin America Fund	187,677	39,468	227,145
	$1,214,462	$39,468	$1,253,930

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of the amounts no later than the dates stated below:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund
October 31, 2016	$55,560	$71,464	$63,135	$-
October 31, 2017	109,048	174,732	155,699	166,435
October 31, 2018	141,534	183,005	120,608	137,317
Total	$306,142	$429,201	$339,442	$303,752

		Emerging Markets Small	Latin America
	China Fund	Companies Fund	Fund
October 31, 2016	$154,764	$167,862	$160,072
October 31, 2017	148,855	254,878	231,341
October 31, 2018	175,095	269,226	227,145
Total	$478,714	$691,966	$618,558

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2015, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2015, are reported on the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Note 4 – Federal Income Taxes
At October 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund

Cost of investments	$64,171,656	$62,833,616	$57,745,371	$65,746,066

Gross unrealized appreciation	$1,792,936	$188,747	$574,777	$596,814
Gross unrealized depreciation	(21,134,604)	(16,968,408)	(18,943,921)	(11,709,348)

Net unrealized appreciation/(depreciation) on investments	$(19,341,668)	$(16,779,661)	$(18,369,144)	$(11,112,534)

	China Fund	Emerging Markets Small Companies Fund	Latin America Fund

Cost of investments	$18,289,597	$19,737,418	$15,461,671

Gross unrealized appreciation	$7,485,102	$4,457,954	$1,653,231
Gross unrealized depreciation	(1,582,628)	(1,937,397)	(2,265,900)

Net unrealized appreciation/(depreciation) on investments	$5,902,474	$2,520,557	$(612,669)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2015, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Funds	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss

International Value Fund	$1,185	$323,217	$(324,402)
International Bond Fund	512	(532,583)	532,071
Gold Fund	(198,442)	293,116	(94,674)
International Dividend Income Fund	883	59,829	(60,712)
China Fund	(76,221)	75,953	268
Emerging Markets Small Companies Fund	(290,221)	190,042	100,179
Latin America Fund	(144,256)	103,966	40,290

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

As of October 31, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund

Undistributed ordinary income	$382,239	$40,406	$-	$322,638
Undistributed long-term gains	-	-	-	-
Tax accumulated earnings	382,239	40,406	-	322,638
Accumulated capital and other losses	$(7,058,244)	$(324,478)	$(2,081,178)	$(4,091,107)
Unrealized depreciation on investments	(19,341,668)	(16,779,661)	(18,369,144)	(11,112,534)
Unrealized depreciation on foreign currency translations	(2,418)	(17,973)	(156)	(4,134)
Total accumulated deficit	$(26,020,091)	$(17,081,706)	$(20,450,478)	$(14,885,137)

	China Fund	Emerging Markets Small Companies Fund	Latin America Fund

Undistributed ordinary income	$-	$-	$-
Undistributed long-term gains	-	772,061	-
Tax accumulated earnings	-	772,061	-
Accumulated capital and other losses	$(5,740,654)	$(239,631)	$(2,670,801)
Unrealized appreciation (depreciation) on investments	5,902,474	2,520,557	(612,669)
Unrealized appreciation (depreciation) on foreign currency translations	(1)	(1,097)	5,070
Total accumulated earnings (deficit)	$161,819	$3,051,890	$(3,278,400)

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014 were as follows:

	International Value Fund		International Bond Fund		Gold Fund
	2015	2014	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$1,321,786	$1,689,845	$992,139	$1,383,839	$-	$146,520
Net long-term capital gains	3,027,802	-	-	121,519	-	-
Total distributions paid	$4,349,588	$1,689,845	$992,139	$1,505,358	$-	$146,520

	International Dividend Income Fund		China Fund		Emerging Markets Small Companies Fund
	2015	2014	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$2,426,192	$1,092,535	$110,813	$210,774	$-	$-
Net long-term capital gains	91,835	-	-	-	705,210	-
Total distributions paid	$2,518,027	$1,092,535	$110,813	$210,774	$705,210	$-

	Latin America Fund
	2015	2014
Distributions paid from:
Ordinary Income	$1,488	$44,172
Net long-term capital gains	-	-
Total distributions paid	$1,488	$44,172

At October 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Capital Loss Carryforward to Expire In:	Not Subject to Expiration:
Fund	2019	Short-Term	Long-Term	Total
International Value Fund	$-	$1,597,023	$5,461,221	$7,058,244
International Bond Fund	-	-	324,478	324,478
Gold Fund	-	157,344	1,923,834	2,081,178
International Dividend Income Fund	-	2,391,102	1,700,005	4,091,107
China Fund	5,462,398	278,256	-	5,740,654
Latin America Fund	-	2,052,800	600,251	2,653,051

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended October 31, 2015, the China Fund utilized $4,264,522 of their capital loss carryovers.

As of October 31, 2015, International Value Fund, International Bond Fund, Gold Fund, International Dividend Fund, China Fund, Emerging Markets Small Companies Fund and Latin America Fund had qualified late-year losses of $0, $0, $0, $0, $0, $239,631, and $17,750, respectively.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2015, redemption fees were as follows:

Redemption Fee
International Value Fund	$182
International Bond Fund	133
Gold Fund	435
International Dividend Income Fund	2,579
China Fund	173
Emerging Markets Small Companies Fund	558
Latin America Fund	-

Note 6 – Investment Transactions
For the year ended October 31, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$22,677,635	$21,407,925
International Bond Fund	1,841,459	5,433,973
Gold Fund	24,461,283	8,622,085
International Dividend Income Fund	37,807,571	24,749,137
China Fund	5,354,201	14,790,922
Emerging Markets Small Companies Fund	14,652,019	21,944,591
Latin America Fund	13,606,444	15,864,800

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2015, for the International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Emerging Markets Small Companies Fund and Latin America Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

For the year ended October 31, 2015, for the International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Emerging Markets Small Companies Fund and Latin America Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2015, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$7,072,008	$-	$-	$7,072,008
Communications	8,633,695	-	-	8,633,695
Consumer, Cyclical	3,803,121	-	-	3,803,121
Consumer, Non-cyclical	6,836,850	-	-	6,836,850
Energy	4,845,125	-	-	4,845,125
Financial	1,280,044	-	-	1,280,044
Industrial	3,953,778	-	-	3,953,778
Technology	1,841,288	-	-	1,841,288
Utilities	1,709,085	-	-	1,709,085
Short-Term Investments	4,854,994	-	-	4,854,994
Total Investments	$44,829,988	$-	$-	$44,829,988

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$41,768	$41,768
Bonds
Basic Materials	-	13,842	-	13,842
Communications	-	4,275,732	-	4,275,732
Consumer, Cyclical	-	1,395,777	-	1,395,777
Consumer, Non-cyclical	-	4,375,658	-	4,375,658
Diversified	-	711,323	-	711,323
Energy	-	1,746,424	-	1,746,424
Financial	-	7,121,308	-	7,121,308
Government	-	24,503,120	-	24,503,120
Industrial	-	111,218	-	111,218
Utilities	-	384,360	-	384,360
Short-Term Investments	1,373,425	-	-	1,373,425
Total Investments	$1,373,425	$44,638,762	$41,768	$46,053,955

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$12,985,908	$-	$-	$12,985,908
Royalty Companies	8,641,636	-	-	8,641,636
Precious Metals Developmental	4,108,379	-	-	4,108,379
Precious Metals Exploration	7,319,707	-	-	7,319,707
Silver: Exploration and Mining	1,133,155	-	-	1,133,155
Diversified Exploration and Mining	1,881,758	-	-	1,881,758
Investment Management Companies
Precious Metals	1,641,585	-	-	1,641,585
Bullion	1,289,671	-	-	1,289,671
Warrants
Precious Metals Royalties	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	9,808	-	-	9,808
Precious Metals Exploration	7,686	-	-	7,686
Purchased Call Options Contracts	-	34,295	-	34,295
Short-Term Investments	322,639	-	-	322,639
Total Investments	$39,341,932	$34,295	$-	$39,376,227

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Communications	$17,526,179	$-	$-	$17,526,179
Consumer, non-cyclical	5,950,972	-	-	5,950,972
Energy	6,191,877	-	-	6,191,877
Financial	8,523,948	240,658	-	8,764,606
Industrial	1,592,455	-	-	1,592,455
Utilities	4,829,375	-	-	4,829,375
Short-Term Investments	9,778,068	-	-	9,778,068
Total Investments	$54,392,874	$240,658	$-	$54,633,532

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

China Fund	Level 1	Level 2	Level 3	Total
Investments

Common Stocks
Basic Materials	$-	$-	$-	$-
Communications	2,003,190	1,319,457	-	3,322,647
Consumer, Cyclical	-	5,085,268	-	5,085,268
Consumer, Non-cyclical	621,823	4,331,981	1,286,693	6,240,497
Financial	-	2,938,340	-	2,938,340
Industrial	-	3,947,308	-	3,947,308
Technology	-	1,474,784	-	1,474,784
Utilities	-	1,125,085	-	1,125,085
Short-Term Investments	58,142	-	-	58,142
Total Investments	$2,683,155	$20,222,223	$1,286,693	$24,192,071

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Consumer, Cyclical	$461,341	$5,205,096	$-	$5,666,437
Consumer, Non-cyclical	594,975	8,048,999	-	8,643,974
Financial	-	2,396,536	-	2,396,536
Industrial	-	2,809,794	-	2,809,794
Technology	-	2,037,789	-	2,037,789
Warrants	4,112	-	-	4,112
Short-Term Investments	699,333	-	-	699,333
Total Investments	$1,759,761	$20,498,214	$-	$22,257,975

Latin America Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$14,008,053	$-	$-	$14,008,053
Short-Term Investments	840,949	-	-	840,949
Total Investments	$14,849,002	$-	$-	$14,849,002

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Transfers are recognized at the end of the reporting period. International Bond Fund and Latin America Fund had no transfers between Levels at period end.  The following is a reconciliation of transfers between Levels for the International Value Fund, Gold Fund, International Dividend Income Fund, China Fund and Emerging Markets Small Companies Fund from October 31, 2014 to October 31, 2015, represented by recognizing the October 31, 2015 market value of securities:

	International Value Fund	Gold Fund	International Dividend Income Fund	China Fund	Emerging Markets Small Companies Fund
Transfers into Level 1	$812,366	$-	$1,783,823	$621,823	$723,861
Transfers out of Level 1	-	-	(240,658)	(710,126)	(1,741,473)
Net transfers in (out) of Level 1	$812,366	$-	$1,543,165	$(88,303)	$(1,017,612)

Transfers into Level 2	$-	$-	$240,658	$710,126	$1,741,473
Transfers out of Level 2	(812,366)	-	(1,783,823)	(1,908,516)	(723,861)
Net transfers in (out) of Level 2	$(812,366)	$-	$(1,543,165)	$(1,198,390)	$1,017,612

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Gold Fund	China Fund
Beginning balance October 31, 2014	$-	$1,137,411	$-
Transfers into Level 3 during the period	1,050,808	-	1,286,693
Transfers out of Level 3 during the period	-	(1,137,411)	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	(1,009,040)	-	-
Net purchases	-	-	-
Net sales	-	-	-
Balance as of October 31, 2015	$41,768	$-	$1,286,693

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2015:

	Fair Value October 31, 2015	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
China Fund - Common Stocks	$ 1,286,693	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Gold Fund and Emerging Markets Small Companies Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund and Emerging Markets Small Companies Fund financial position, performance and cash flows. The Gold Fund invested in purchased options contracts, written options contracts and warrants during the year ended October 31, 2015. The Emerging Markets Small Companies Fund invested in one warrant during the year ended October 31, 2015.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2015 by risk category are as follows:

Gold Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$34,295	Written options contracts, at value	$-
	Warrants, at value	17,494	Warrants, at value	-
Total		$51,789		$-

Emerging Markets Small Companies Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
	Warrants, at value	$4,112	Warrants, at value	$-
Total		$4,112		$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2015 are as follows:

	Gold Fund
	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(20,055)	$222,921	$202,866
Total	$(20,055)	$222,921	$202,866

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Equity contracts	$(28,693)	$65,237	$-	$36,544
Warrants	-	-	(5,156)	(5,156)
Total	$(28,693)	$65,237	$(5,156)	$31,388

	Emerging Markets Small Companies Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Warrants	$-	$-	$(1,867)	$(1,867)
Total	$-	$-	$(1,867)	$(1,867)

The number of contracts is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of October 31, 2015 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	1,528
Equity contracts	Written options contracts	Number of contracts	(703)
	Warrants	Average Market Value	$47,603

Emerging Markets Small Companies Fund
Derivatives not designated as hedging instruments
	Warrants	Average Market Value	$5,540

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value			Unrealized		Dividends	Net
Fund/Security	Beginning		Sales	Appreciation	Value End	Credited	Realized
Description	of Period	Purchases	Proceeds	(Depreciation)	of Period	to Income	Gain
Gold Fund
Evrim Resources Corp.	$370,195	$27,223	$-	$(175,200)	$222,218	$-	$-
Gold Royalties Corp. (1)	253,287	14,305	(267,592)	-	-	-	-
Thunderstruck Resources Ltd.	-	87,656	-	(57,066)	30,590	-	-

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Evrim Resources Corp.	1,983,500	209,500	-	2,193,000
Gold Royalties Corp.(1)	2,196,000	265,000	(2,461,000)	-
Thunderstruck Resources Ltd.	-	1,000,000	-	1,000,000

(1)	No longer affiliated as of October 31, 2015.

Note 13 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

A special meeting of the shareholders of EP Emerging Markets Small Companies Fund, EP China Fund and EP Latin America Fund was held on November 19, 2015, to vote on two proposals to approve 1) the appointment of Champlain Investment Partners, LLP as a new sub-advisor for the Funds; 2) the proposed Plan of Reorganization of the EP China Fund and the EP Latin America Fund into EP Emerging Markets Small Companies Fund.  Both proposals were approved.  The results are shown in Supplemental Information pages.

The Funds declared the payment of a distribution to be paid, on December 15, 2015, to shareholders of record on December 14, 2015 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
International Value Fund	Class A Shares	$0.00	$0.00	$0.06020
International Value Fund	Class I Shares	0.00	0.00	0.06410
International Bond Fund	Class A Shares	0.00	0.00	0.01635
International Bond Fund	Class I Shares	0.00	0.00	0.01799
Gold Fund	Class A Shares	0.00	0.00	0.00
International Dividend Income Fund	Class A Shares	0.00	0.00	0.0801
International Dividend Income Fund	Class I Shares	0.00	0.00	0.0848
Emerging Markets Small Companies Fund	Class A Shares	0.13642	0.00	0.00
Emerging Markets Small Companies Fund	Class I Shares	0.13642	0.00	0.00

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Gold Fund, EuroPac International Dividend Income Fund, EP China Fund, EP Emerging Markets Small Companies Fund (formerly EP Asia Small Companies Fund), and EP Latin America Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Gold Fund, EuroPac International Dividend Income Fund, EP China Fund, EP Emerging Markets Small Companies Fund (formerly EP Asia Small Companies Fund), and EP Latin America Fund as of October 31, 2015, and the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2015

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction
For the fiscal year ended October 31, 2015, 0%, 0%, 0%, 0%, 0%, 0%, and 0% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Emerging Markets Small Companies Fund, and Latin America Fund, respectively.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Emerging Markets Small Companies Fund, and Latin America Fund, designates income dividends of 100%, 0%, 0%, 100%, 0%, 0%, and 0%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2015.

Foreign Taxes Paid
Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund, designates $1,221,853 and $1,947,254, respectively, of income derived from foreign sources and $144,631 and $163,713, respectively, of foreign taxes paid for the fiscal year ended October 31, 2015.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2015, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.1768	$0.0209
International Dividend Income Fund	$0.2804	$0.0236

Long-term Capital Gain
The International Value Fund, International Dividend Fund and Emerging Markets Small Companies Fund designates $3,027,802, $91,835 and $705,210, respectively, as a long-term capital gain distribution.

Results of Shareholder Meeting
On November 19, 2015, shareholders of EP Emerging Markets Small Companies Fund, EP China Fund and EP Latin America Fund approved 1) the appointment of Champlain Investment Partners, LLP as a new sub-advisor for the Funds; 2) the Reorganization of the EP China Fund and the EP Latin America Fund into EP Emerging Markets Small Companies Fund. The results are as follows:

The appointment of Champlain Investment Partners, LLC as a new sub-advisor for the Fund:

EP Emerging Markets Small Companies Fund
For:	920,828
Against:	13,264
Abstain:	195,298
Total:	1,129,390

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

EP China Fund
For:	848,403
Against:	12,466
Abstain:	186,134
Total:	1,047,003

EP Latin America Fund
For:	729,455
Against:	10,787
Abstain:	151,724
Total:	891,966

The Reorganization of the EP China Fund and EP Latin America Fund into the EP Emerging Markets Small Companies Fund:

EP China Fund
For:	846,475
Against:	18,201
Abstain:	182,327
Total:	1,047,003

EP Latin America Fund
For:	729,140
Against:	12,090
Abstain:	150,736
Total:	891,966

Trustees and Officer Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	79	None.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - present).	79	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996-2014). Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006). Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 - present).	79	None.
Interested Trustees:
John P. Zader [a]‡ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	79	Investment Managers Series Trust II, a registered investment company.
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration, LLC, the co-administrator for the Fund (2006 - present).	79	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust:
Maureen Quill [a] (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice-President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Terrance P. Gallagher, CPA, JD [a] (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (2004-2007).	N/A	N/A

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Joy Ausili [b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on June 17-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved a sub-advisory agreement (the “Champlain Agreement”) between Euro Pacific Asset Management, LLC (the “Investment Advisor”) and Champlain Investment Partners (“Champlain”) with respect to the EP Asia Small Companies Fund (now the EP Emerging Markets Small Companies Fund) (the “Asia Fund”), EP China Fund (the “China Fund”) and EP Latin America Fund (the “Latin America Fund”) (together, the “EP Funds”) for an initial two-year term, subject to approval by the shareholders of each EP Fund. New Sheridan Advisors, LLC (“New Sheridan”), which served as the sub-advisor to each EP Fund from the inception of the Fund until June 30, 2015, had informed management of the Trust in April 2015 that New Sheridan would be entering into an agreement to be acquired by Champlain (such acquisition, the “Transaction”), which was expected to close on June 30, 2015. The Transaction would result in an assignment and termination of New Sheridan’s then-existing sub-advisory agreement with respect to the EP Funds.

Although the 1940 Act requires that a new advisory agreement for a registered fund be approved by the shareholders of the fund, pursuant to Rule 15a-4 of the 1940 Act under certain conditions a new advisory agreement can be effective for an interim period of up to 150 days until shareholder approval is obtained. Pursuant to Rule 15a-4, in addition to approving the Champlain Agreement, the Board also approved an interim sub-advisory agreement between the Investment Advisor and Champlain that would be effective with respect to each EP Fund for the period after the closing of the Transaction and before the Champlain Agreement was approved by the Fund’s shareholders (the “Interim Agreement”). Champlain began providing sub-advisory services to each EP Fund on June 30, 2015, and the shareholders of each EP Fund approved the Champlain Agreement at a meeting held on November 19, 2015.

In addition, at in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board, including the Independent Trustees, reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to the following series of the Trust for an additional one-year term: the Asia Fund, China Fund, Latin America Fund, EuroPac International Dividend Income Fund (the “International Dividend Fund”), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Value Fund (the “International Value Fund”) and EuroPac Gold Fund (the “Gold Fund”). The Board and the Independent Trustees also approved the Sub-Advisory Agreement between the Investment Advisor and Adrian Day Asset Management (“Adrian Day”) with respect to the Gold Fund (the “Adrian Day Agreement”).

The Advisory Agreement, the Adrian Day Agreement and the Champlain Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each applicable Fund and its shareholders.

Champlain Agreement

Background
In advance of the June meeting, the Board received information about Champlain, the EP Funds and the Champlain Agreement from the Investment Advisor, Champlain, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Champlain; information regarding the background and experience of its personnel who would be providing services to each EP Fund; information about the performance of each EP Fund for various periods ended March 31, 2015; reports regarding the investment advisory fees and total expenses of the EP Emerging Markets Small Companies Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “EM Expense Peer Group”) from its Diversified Emerging Markets fund category (the “EM Expense Universe”); and information about Champlain’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Champlain Agreement. No representatives of the Investment Advisor or Champlain were present during the Board’s consideration of the Champlain Agreement.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

In approving the Champlain Agreement and the Interim Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the Champlain Agreement, the Board discussed, among other things, the nature, extent and quality of the services to be provided by Champlain with respect to each EP Fund. The Board considered information included in the meeting materials regarding the performance of each EP Fund. The meeting materials reviewed by the Board indicated as follows:

•	Although the Asia Fund had underperformed relative to the MSCI AC Asia E-Japan Small Cap Index for the one- and two-year periods (by 7.44% and 6.60%, respectively), the Fund’s returns for the three-year and since inception periods were significantly higher than the returns of the Index.

•	The returns of the China Fund were below the returns of the MSCI China Index for the one-year period (by 17.49%), the two-year period (by 4.36%), the three-year period (by 1.12%) and the five-year period (by 1.97%).

•	The returns of the Latin America Fund for the one-, two- and three-year periods were higher than the returns of the MSCI EM Latin America Index.

In reviewing the performance results of the Funds, the Board also considered that it was considering the proposed reorganization of the China Fund and the Latin America Fund into the Asia Fund (which would be renamed the EP Emerging Markets Small Companies Fund), and that if the shareholders of the China Fund and the Latin America Fund approved the reorganization, the renamed Asia Fund would survive the reorganization and the China Fund and the Latin America Fund would be liquidated. The Board also considered that it was approving a change in the investment strategies of the Asia Fund to include investments in emerging markets generally; that beginning in September 2014, New Sheridan served as investment advisor to another mutual fund that invested in emerging market securities; and that such other fund had outperformed its benchmark for the period since inception.

The Board also considered the overall quality of services that would be provided by Champlain, including the EP Funds’ current portfolio managers, to each EP Fund. In doing so, the Board considered Champlain’s specific responsibilities in day-to-day management and oversight of each EP Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the EP Fund. The Board also considered the overall quality of Champlain’s organization and operations, and its compliance structure and compliance procedures.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

Based on its review, the Board concluded that Champlain would have the capabilities, resources and personnel necessary to manage each EP Fund.

Advisory and Sub-Advisory Fees
The Board also considered information included in the meeting materials regarding the investment advisory fees and total expenses of the EP Emerging Markets Small Companies Fund. With respect to the advisory fees paid by the Fund, the meeting materials indicated that the investment advisory fees (gross of fee waivers) were below the median of the EM Expense Peer Group and higher than the median of the EM Expense Universe by 0.08%. In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were the same as the median expenses for the EM Expense Peer Group but higher than the median expenses for the EM Expense Universe by 0.25%. The Board noted, however, that as of May 31, 2015, the Fund’s asset size was significantly smaller than the average net assets of the funds in the EM Expense Universe.

The Board also considered the proposed sub-advisory fee to be charged by Champlain with respect to each EP Fund, noting that in each case the sub-advisory fee was the same as the sub-advisory fee previously paid to New Sheridan as sub-advisor. The Board also observed that New Sheridan currently served as advisor to another mutual fund, that Champlain expected to be appointed as advisor to that fund effective upon the closing of the Transaction, and that the advisory fee charged by New Sheridan to manage that fund’s assets was higher than the sub-advisory fee charged by New Sheridan with respect to the Funds. The Board also noted that the advisory fees charged by Champlain to serve as investment advisor to several other mutual funds and Champlain’s standard fee to manage separate accounts were higher than Champlain’s proposed sub-advisory fee with respect to the EP Funds.

Based on its review, including its consideration of the fact that Champlain’s compensation under the New Agreement and Interim Agreement was the same as the compensation of New Sheridan under the previous sub-advisory agreement, the Board and the Independent Trustees concluded that in light of the services to be provided by Champlain to each EP Fund the compensation to be paid to it under the Champlain Agreement and Interim Agreement is fair and reasonable.

Potential Benefits and Economies of Scale
The Board also considered that the potential benefits to be received by Champlain as a result of its relationship with the EP Funds (other than the payment of sub-advisory fees) would include the benefits of any research provided by broker-dealers executing transactions on behalf of the EP Funds, and the intangible benefits of its association with the EP Funds generally and any favorable publicity arising in connection with the EP Funds’ performance. The Board also noted that although there were no advisory or sub-advisory fee breakpoints, the asset levels of the EP Funds were currently too low to achieve significant economies of scale and that any such economies would be considered in the future as the EP Funds’ assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Champlain Agreement and Interim Agreement is in the best interests of each EP Fund and its shareholders and, accordingly, approved the Champlain Agreement and Interim Agreement.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

Advisory Agreement and Adrian Day Agreement

Background
In advance of the August and September meetings, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, Adrian Day, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Adrian Day; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index, a group of comparable funds (each a “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”), and the relevant fund universe selected by Morningstar (each a “Performance Universe”), for various periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. In reviewing such information the Board noted previous explanations by the Investment Advisor that the Investment Advisor primarily assists its U.S. clients in diversifying their investment exposure overseas; that its investment philosophy, which it consistently communicates to its clients, is long-term, value oriented and focused on a continued decline in the value of the U.S. Dollar against other currencies; and given this thesis, its clients have come to expect, and prefer, a large allocation to commodities and precious metals for the cyclical portions of their portfolios, and avoidance of financial investments in overleveraged, developed market economies. In that context, the Trustees noted that the meeting materials indicated as follows:

•	The annualized total returns of the Asia Fund for the three-year period were above the returns of the MSCI All Country (AC) Asia ex Japan Index and the medians of the Pacific/Asia ex-Japan Performance Universe and the Performance Peer Group. For the one-year period, the Fund’s performance was below the Index return by 15.83%, the Performance Universe median return by 13.28% and the Performance Peer Group median return by 13.26%. The Trustees noted that the Asia Fund was changing its name to the EP Emerging Markets Small Companies Fund and changing its investment strategies to focus on emerging market investments effective August 31, 2015.

•	The annualized returns of the China Fund for the one-, three- and five-year periods were below the returns of the MSCI China Index by 0.46% to 19.06%, below the median returns of the China Performance Universe by 1.17% to 9.93%, and the Performance Peer Group by 0.2% to 9.41%. The Trustees noted that they had approved the reorganization of the China Fund into the Emerging Markets Fund (formerly the Asia Fund), subject to shareholder approval.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

•	The annualized total returns of the Latin America Fund were above the returns of the MSCI Emerging Market Latin America Index and the highest of the funds in the Latin America Performance Universe and the Performance Peer Group for the one- and the three-year periods. The Trustees noted that they had approved the reorganization of the Latin America Fund into the Emerging Markets Fund (formerly the Asia Fund), subject to shareholder approval.

•	The total return of the Gold Fund for the one-year period was higher than the return of the PHLX Gold & Silver Index but below the median returns of the Precious Metals Performance Universe and the Performance Peer Group by 3.8%.

•	The annualized total returns of the International Bond Fund for the one- and three-year periods were above the JPMorgan GBI Global ex-U.S. FX NY Index return and the Citigroup World Government Bond Non-USD Index, but were below the Foreign Bond Performance Universe (by 7.55% for one year and 2.4% for three years) and Performance Peer Group median returns (by 6.08% for one year and 1.22% for three years).

•	The annualized total return of the Dividend Income Fund for the five-year period was higher than the return of the S&P International Dividend Opportunities Index but the Fund’s annualized total returns for the one- and three-year periods were below the returns of the Index by 0.36% and 1.77%, respectively. For the one-, three- and five-year periods, the Fund’s annualized total returns were below the Foreign Large Value Performance Universe median returns by 1.24% to 8.55%, and the Performance Peer Group median returns by 0.83% to 6.45%.

•	The total return of the International Value Fund for the one-year period was above the Morningstar SEC/Energy Index return and the PHLX Gold & Silver Index but below the Performance Peer Group median return by 14.55%, the Foreign Large Value Performance Universe median return by 13.70%, the MSCI All Country World Ex USA Value Index return by 11.00%, and the MSCI World ex USA Value Index return by 10.65%. For the three-year period, the Fund’s annualized total return was above the return of the PHLX Gold & Silver Index but below these other performance measures by 7.34% to 14.18%. For the five-year period, the Fund’s annualized total return was below all of these measures by 4.07% to 7.53%.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. With respect to the Gold Fund, the Board also considered the respective roles of the Investment Advisor and Adrian Day, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees Adrian Day with respect to the Fund’s operations, including monitoring the investment and trading activities of Adrian Day, and monitoring the Fund’s compliance with its investment policies; and that Adrian Day’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated as follows:

•	The investment advisory fees (gross of fee waivers) paid by the Asia Fund were slightly above the Expense Peer Group and Pacific/Asia ex-Japan Stock Expense Universe medians by 0.095% and 0.08%, respectively. The Trustees noted, however, that the Investment Advisor was waiving a significant portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee). The total expenses (net of fee waivers) paid by the Asia Fund were slightly above the Expense Peer Group and Expense Universe medians by 0.2%. The Trustees also noted that the average net assets of the Fund were lower than the average net assets of funds in the Expense Universe.

•	The investment advisory fees (gross of fee waivers) and the total expenses (net of fee waivers) paid by the China Fund were below the Expense Peer Group and China Region Expense Universe medians.

•	The investment advisory fees (gross of fee waivers) paid by the Latin America Fund were slightly above the Expense Peer Group median by 0.08% and the Latin America Stock Expense Universe median by 0.04%. The Trustees noted that in addition to waiving all of its investment advisory fees the Investment Advisor was subsidizing certain of the Fund’s operating expenses. The total expenses (net of fee waivers) paid by the Latin America Fund were slightly above the Expense Peer Group median by 0.12% and Expense Universe median by 0.2%. The Trustees observed, however, that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•	The investment advisory fees (gross of fee waivers) paid by the Gold Fund were the same as the Expense Peer Group median and slightly above the Equity Precious Metals Expense Universe median by 0.05%. The Trustees noted, however, that the Investment Advisor was waiving a significant portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee). The total expenses (net of fee waivers) paid by the Fund were slightly above the Expense Peer Group and Expense Universe medians by 0.05% and 0.23%, respectively. The Trustees noted that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•	The investment advisory fees (gross of fee waivers) paid by the International Bond Fund were the same as the Expense Peer Group median and slightly higher than the World Bond Expense Universe median by 0.05%. The Trustees noted, however, that the Investment Advisor was waiving a portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee). The total expenses of the Fund (net of fee waivers) were slightly higher than the Expense Peer Group median by 0.15% and slightly higher than the Expense Universe median by 0.20%. The Trustees considered that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

•	The investment advisory fees (gross of fee waivers) paid by the Dividend Income Fund were equal to the Expense Peer Group median and slightly above the Foreign Large Value Expense Universe median by 0.05%. The Trustees noted, however, that the Investment Advisor was waiving a portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee). The total expenses (net of fee waivers) paid by the Fund were slightly higher than the Expense Peer Group by 0.16% and slightly higher than the Expense Universe median by 0.30%. The Trustees also noted that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

•	The investment advisory fees (gross of fee waivers) paid by the International Value Fund were slightly higher than the Expense Peer Group median by 0.23% and slightly higher than the Foreign Large Value Expense Universe median by 0.28%. The Trustees noted, however, that the Investment Advisor was waiving a portion of its investment advisory fees (and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee). The total expenses (net of fee waivers) paid by the Fund were 0.41% higher than the Expense Peer Group median and 0.55% higher than the Expense Universe median. The Trustees observed that the Fund’s average net assets were significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

The Board considered the Investment Advisor’s assertion that each Fund is distinct from its peer group in some way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund families’ products, and this makes it difficult for Morningstar to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, EuroPacific Capital, invest in the Funds specifically for this unique investment process and with a long-term focus. The Board noted that advisory fees paid by the Funds to the Investment Advisor are higher than fees paid to the Investment Advisor by its affiliate for which the Investment Advisor provides sub-advisory services. The Board considered, however, that the Investment Advisor oversees the Funds’ compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor has contractually agreed to limit the Funds’ expenses.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services provided by the Investment Advisor to the Funds.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended April 30, 2015, noting that the Investment Advisor had not realized a profit with respect to the Asia Fund, the Latin America Fund or the International Bond Fund, and determined that the level of profitability with respect to each other Fund was reasonable. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds (other than investment advisory fees paid to the Investment Advisor), including research made available to it by broker-dealers providing execution services to the Funds, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to any of the Funds, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

EP Emerging Markets Small Companies Fund, EP China Fund, EP Latin America Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac International Value Fund and EuroPac Gold Fund
SUPPLMENTAL INFORMAITON (Unaudited) - Continued

Adrian Day Asset Management

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by Adrian Day to the Gold Fund. In doing so, the Board considered Adrian Day’s specific responsibilities in day-to-day portfolio management of the Gold Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of Adrian Day’s organization and operations, and its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by Adrian Day to the Gold Fund are satisfactory.

The Board’s observations regarding the performance of the Gold Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by Adrian Day to the Gold Fund are satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by Adrian Day with respect to the Gold Fund, and observed that Adrian Day’s sub-advisory fee with respect to the Gold Fund was higher than the advisory fees paid to Adrian Day by two private fund clients managed by Adrian Day using the same strategies as the Fund. The Board considered, however, that Adrian Day oversees the Gold Fund’s compliance with certain requirements under the 1940 Act that do not apply to its other clients. The Board also noted that the Investment Advisor pays Adrian Day’s sub-advisory fees out of the Investment Advisor’s advisory fee. The Board and the Independent Trustees concluded that the compensation payable to Adrian Day under the Sub-Advisory Agreement was fair and reasonable in light of the services provided by Adrian Day to the Gold Fund.

Benefits to Adrian Day
The Board considered the benefits received by Adrian Day as a result of its relationship with the Gold Fund (other than sub-advisory fees paid to Adrian Day), including the intangible benefits of Adrian Day’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to each Fund, as applicable.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	$1,000.00	$759.60	$7.76
Class I	1,000.00	759.80	6.65
Hypothetical (5% annual return before taxes)	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	1,000.00	1,016.38	8.89
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2015 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	$1,000.00	$907.00	$5.53
Class I	1,000.00	909.10	4.34
Hypothetical (5% annual return before taxes)	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	1,000.00	1,019.40	5.86
Class I	1,000.00	1,020.66	4.59

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/15	10/31/2015	5/1/15 – 10/31/15
Actual Performance	$1,000.00	$805.00	$6.82
Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	$1,000.00	$823.20	$6.90
Class I	1,000.00	824.30	5.75
Hypothetical (5% annual return before taxes)	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	1,000.00	1,017.64	7.63
Class I	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2015 (Unaudited)

EP China Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/15	10/31/2015	5/1/15 – 10/31/15
Actual Performance	$1,000.00	$845.70	$8.14
Hypothetical (5% annual return before expenses)	1,000.00	1,016.38	8.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 184/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	$1,000.00	$850.80	$8.16
Class I	1,000.00	850.90	6.99
Hypothetical (5% annual return before taxes)	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	1,000.00	1,016.39	8.89
Class I	1,000.00	1,017.65	7.62

*
Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Latin America Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	$1,000.00	$871.80	$8.27
Class I	1,000.00	872.70	7.08
Hypothetical (5% annual return before taxes)	5/1/15	10/31/2015	5/1/15 – 10/31/15
Class A	1,000.00	1,016.37	8.90
Class I	1,000.00	1,017.64	7.63

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
Suite 204, Lots 81-82
Street C
Dorado, Puerto Rico 00646

Sub-Advisor
Champlain Investment Partners
180 Battery Street, Suite 400
Burlington, Vermont 05401

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP China Fund – Class A	EPHCX	461 418 857
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EP Latin America Fund – Class A	EPLAX	461 418 352
EP Latin America Fund – Class I	EPWIX	461 41P 628

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2015	FYE 10/31/2014
Audit Fees	$105,000	$127,500
Audit-Related Fees	N/A	N/A
Tax Fees	$17,500	$22,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2015	FYE 10/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2015	FYE 10/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/8/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/8/2016